As filed with the Securities and Exchange Commission on March 26, 1997

             1933 Act File No. 33-79482; 1940 Act File No. 811-8532
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933                                    __X__

         Pre-Effective Amendment No.____                            _____

         Post-Effective Amendment No.__2__                          __X__

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                       _X__

         Amendment No.__2__


               AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
               ---------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

        American Century Tower, 4500 Main Street, Kansas City, MO 64111
        ----------------------------------------------------------------
        (Address of Principal Executive Offices)               (Zip Code)


         Registrant's Telephone Number, including Area Code:  816-531-5575


                             James E. Stowers III
        Twentieth Century Tower, 4500 Main Street, Kansas City, MO 64111
        ----------------------------------------------------------------
                    (Name and address of Agent for service)

         Approximate Date of Proposed Public Offering: April 1, 1997

It is proposed that this filing will become effective (check appropriate box) _____ immediately upon filing pursuant to paragraph (b) of Rule 485
__X__ on April 1, 1997 pursuant to paragraph (b) of Rule 485
_____ 60 days after filing pursuant to paragraph (a) of Rule 485
_____ on (date) pursuant to paragraph (a) of Rule 485
_____ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
_____ on (date) pursuant to paragraph (a)(2) of Rule 485


The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2. The Rule 24F-2 Notice for the fiscal year ending November 30, 1996, was filed on January 28, 1997.
================================================================================

================================================================================
                              CROSS REFERENCE SHEET

--------------------------------------------------------------------------------

         N-1A Item No.              Location
         -------------              --------
PART A

Item 1. Cover Page                  Cover Page
Item 2. Synopsis                    Transaction and Operating
                                    Expense Table
Item 3. Condensed Financial         Financial Highlights
          Information
Item 4. General Description         Investment Policies of
          Registrant                the Funds; Other Investment
                                    Practices, Their Characteristics
                                    and Risks; Performance
                                    Advertising; Distribution
                                    of Fund Shares; Further
                                    Information About
                                    American Century
Item 5. Management of the           Management
        Fund
Item 6. Capital Stock and           Further Information About
        Other Securities            American Century
Item 7. Purchase of Securities      How to Open An Account;
        Being Offered               How to Exchange From One
                                    Account to Another;
                                    Share Price; Distribution
Item 8. Redemption                  How to Redeem Shares;
                                    Signature Guarantee
Item 9. Pending Legal               N/A
        Proceedings


--------------------------------------------------------------------------------
PART B
--------------------------------------------------------------------------------

Item 10. Cover Page                 Cover Page
Item 11. Table of Contents          Table of Contents
Item 12. General Information        N/A
Item 13. Investment Objectives      Investment Objectives of
         and Policies               the Funds; Fundamental Policies
                                    of the Funds; Additional
                                    Investment Restrictions;
                                    Forward Currency Exchange
                                    Contracts; An Explanation of
                                    Fixed Income Securities Ratings;
                                    Short Sales; Portfolio Turnover
Item 14. Management of the          Officers and Directors;
         Registrant                 Management;
                                    Custodians
Item 15. Control Persons            Capital Stock
         and Principal
         Holders of Securities
Item 16. Investment Advisory        Management;
         and Other Services         Custodians
Item 17. Brokerage Allocation       Brokerage;
                                    Performance Advertising
Item 18. Capital Stock and          Capital Stock;
         Other Securities           Multiple Class Structure
Item 19. Purchase, Redemption       N/A
         and Pricing of
         Securities Being
         Offered
Item 20. Tax Status                 N/A
Item 21. Underwriters               N/A
Item 22. Calculation of Yield       Performance Advertising
         Quotations of Money
         Market Funds
Item 23. Financial Statements       Financial Statements

                                   PROSPECTUS

                            [American Century Logo]


                                  APRIL 1, 1997



                                    AMERICAN
                                    CENTURY
                                     GROUP

                       Strategic Allocation: Conservative
                         Strategic Allocation: Moderate
                        Strategic Allocation: Aggressive

INVESTOR CLASS

                                 [front cover]


                          AMERICAN CENTURY INVESTMENTS
                                 FAMILY OF FUNDS


     American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.


                          American Century Investments


   BENHAM GROUP(R)        AMERICAN CENTURY GROUP      TWENTIETH CENTURY(R) GROUP

  MONEY MARKET FUNDS       ASSET ALLOCATION &
GOVERNMENT BOND FUNDS       BALANCED FUNDS                 GROWTH FUNDS
DIVERSIFIED BOND FUNDS  CONSERVATIVE EQUITY FUNDS       INTERNATIONAL FUNDS
 MUNICIPAL BOND FUNDS      SPECIALTY FUNDS

                      Strategic Allocation: Conservative
                        Strategic Allocation: Moderate
                       Strategic Allocation: Aggressive



                                   PROSPECTUS


                                  APRIL 1, 1997



                 Strategic Allocation: Conservative / Strategic
             Allocation: Moderate / Strategic Allocation: Aggressive


                                 INVESTOR CLASS

               AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.


     American Century Strategic Asset Allocations, Inc., is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. Three of the funds that diversify their investments among stocks, bonds and money market instruments are described in this Prospectus. Their investment objectives are listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.


     Through its Investor Class of shares, American Century offers investors a full line of no-load funds, investments that have no sales charges or commissions.


     This Prospectus gives you information about the funds that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated April 1, 1997, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:


                          American Century Investments
                       4500 Main Street o P.O. Box 419200
                Kansas City, Missouri 64141-6200 o 1-800-345-2021
                        International calls: 816-531-5575
                     Telecommunications Device for the Deaf:
                   1-800-634-4113 o In Missouri: 816-753-1865
                        Internet: www.americancentury.com

     Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Prospectus                                                   1



INVESTMENT OBJECTIVES OF THE FUNDS


AMERICAN CENTURY
STRATEGIC ALLOCATION: CONSERVATIVE

AMERICAN CENTURY
STRATEGIC ALLOCATION: MODERATE

AMERICAN CENTURY
STRATEGIC ALLOCATION: AGGRESSIVE

     The investment objective of each fund is to provide as high a level of total return (capital appreciation plus dividend and interest income) as is consistent with its risk profile. Each fund seeks to achieve its investment objective by diversifying investments among three asset classes -- equity securities, bonds and cash equivalent instruments, the mix of which will depend on the risk profile of the particular fund. The funds are designed for investors with investment time horizons of at least five years who want to diversify their investments among these various asset classes through a single investment vehicle. See "Investment Policies of the Funds," page 6.

     There is no assurance that the funds will achieve their respective investment objectives.


NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.



2     Investment Objectives                       American Century Investments




                                TABLE OF CONTENTS



     Investment Objectives of the Funds ....................2
     Transaction and Operating Expense Table ...............4
     Financial Highlights ..................................5


     INFORMATION REGARDING THE FUNDS


     Investment Policies of the Funds ......................6
         Asset Allocation Funds ............................6
         Investment Strategy and
           Asset Diversification ...........................6
         Investment Approach and Practices .................7
         General Portfolio Management ......................8
     Other Investment Practices,
        Their Characteristics
        and Risks ..........................................9
         Equity Securities .................................9
         Foreign Securities ................................9
         Mortgage-Related and Other
            Asset-Backed Securities ........................10
         Forward Currency Exchange Contracts
          and Options Thereon ..............................11
         Portfolio Turnover ................................12
         Repurchase Agreements .............................12
         Futures Contracts .................................12
         Derivative Securities .............................13
         When-Issued Securities ............................14
         Short Sales .......................................14
         Rule 144A Securities ..............................14
     Performance Advertising ...............................14


     HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

     American Century Investments ..........................16
     Investing in American Century .........................16
     How to Open an Account ................................16
                  By Mail ..................................16
                  By Wire ..................................16
                  By Exchange ..............................17
                  In Person ................................17
         Subsequent Investments ............................17
                  By Mail ..................................17
                  By Telephone .............................17
                  By Online Access .........................17
                  By Wire ..................................17
                  In Person ................................17
         Automatic Investment Plan .........................17
     How to Exchange from One
        Account to Another .................................17
                  By Mail ..................................18
                  By Telephone .............................18
                  By Online Access .........................18
     How to Redeem Shares ..................................18
                  By Mail ..................................18
                  By Telephone .............................18
                  By Check-A-Month .........................18
                  Other Automatic Redemptions ..............18
         Redemption Proceeds ...............................18
                  By Check .................................18
                  By Wire and ACH ..........................18
         Special Requirements
           for Large Redemptions ...........................19
         Redemption of Shares in
           Low-Balance Accounts ............................19
     Signature Guarantee ...................................19
     Special Shareholder Services ..........................19
                  Automated Information Line19
                  Online Account Access ....................20
                  Open Order Service .......................20
                  Tax-Qualified Retirement Plans ...........20
     Important Policies
        Regarding Your Investments .........................20
     Reports to Shareholders ...............................21
     Employer-Sponsored Retirement Plans
        and Institutional Accounts .........................22


     ADDITIONAL INFORMATION YOU SHOULD KNOW

     Share Price ...........................................23
         When Share Price Is Determined ....................23
         How Share Price Is Determined .....................23
         Where to Find Information
           About Share Price ...............................24
     Distributions .........................................24
     Taxes .................................................24
         Tax-Deferred Accounts .............................24
         Taxable Accounts ..................................25
     Management ............................................25
         Investment Management .............................25
         Code of Ethics ....................................27
         Transfer and Administrative Services ..............27
     Distribution of Fund Shares ...........................28
     Further Information About American Century ............28



Prospectus                                        Table of Contents         3


                     TRANSACTION AND OPERATING EXPENSE TABLE


                                            Strategic         Strategic         Strategic
                                            Allocation:       Allocation:       Allocation:
                                            Conservative      Moderate          Aggressive

     SHAREHOLDER TRANSACTION EXPENSES:

     Maximum Sales Load
       Imposed on Purchases .............   none              none              none
     Maximum Sales Load Imposed
       on Reinvested Dividends ..........   none              none              none
     Deferred Sales Load ................   none              none              none
     Redemption Fee (1) .................   none              none              none
     Exchange Fee .......................   none              none              none

     ANNUAL FUND OPERATING EXPENSES (as a percentage of net assets):

     Management Fees ....................   1.00% (2)         1.10% (3)         1.20% (4)
     12b-1 Fees .........................   none              none              none
     Other Expenses(5) ..................   0.00%             0.00%             0.00%
     Total Fund Operating Expenses ......   1.00%             1.10%             1.20%

     EXAMPLE:
     You would pay the following
     expenses on                    1 year   $10              $11               $12
     a $1,000 investment,
     assuming a 5% annual           3 years   32               35                38
     return and redemption
     at the end of each
     time period(6):

(1) Redemption proceeds sent by wire transfer are subject to a $10 processing fee.

(2)  The fund  pays an  annual  management  fee  equal to 1.00% of its  first $1 billion of average net assets and .90% of average net assets over $1 billion.

(3)  The fund  pays an  annual  management  fee  equal to 1.10% of its  first $1 billion of average net assets and 1.00% of average net assets over $1 billion.

(4)  The fund  pays an  annual  management  fee  equal to 1.20% of its  first $1 billion of average net assets and 1.10% of average net assets over $1 billion.


(5) Other expenses, which include the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, were less than 0.01 of 1% of average net assets for the fund's most recent fiscal year.


(6) Assumes that the average net assets of the funds remain constant at less than $1 billion.

     The purpose of this table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of the funds offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.

     NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


     The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred sales charges, commissions, or 12b-1 fees. The funds offer two other classes of shares, primarily to institutional investors, that have different fee structures than the Investor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. A difference in fees will result in different performance for the other classes. For additional information about the various classes, see "Further Information About American Century," page 28.





4       Transaction and Operating Expense Table     American Century Investments


FINANCIAL HIGHLIGHTS



     The Financial Highlights for the period presented have been audited by Ernst & Young LLP, independent auditors, whose report thereon appears in the funds' annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available without charge upon request. The information presented is for a share outstanding throughout the period ended November 30, 1996.


                                    Strategic        Strategic         Strategic
                                    Allocation:      Allocation:       Allocation:
                                    Conservative(1)  Moderate(1)       Aggressive(1)


PER-SHARE DATA

Net Asset Value,
  Beginning of Period ............  $5.00            $5.00             $5.00
                                    -----            -----             -----
Income from
  Investment Operations
     Net Investment Income .......    .13(2)           .10(2)            .07(2)
     Net Realized and Unrealized
       Gain on Investment
       Transactions ..............    .22              .39               .46
                                    -----            -----             -----
     Total from Investment
       Operations ................    .35              .49               .53
                                    -----            -----             -----
Distributions
     From Net
       Investment Income .........   (.09)            (.07)               --
                                    -----            -----             -----
Net Asset Value,
 End of Period ...................  $5.26            $5.42             $5.53
                                    =====            =====             =====

     Total Return(3) .............   7.02%            9.91%            10.60%

RATIOS/SUPPLEMENTAL DATA

     Ratio of Operating
       Expenses to Average
       Net Assets ................   1.01%(4)         1.10%(4)          1.20%(4)
     Ratio of Net Investment
       Income to Average
       Net Assets ................   3.67%(4)         2.52%(4)          1.72%(4)
     Portfolio Turnover Rate .....     44%              78%               64%
     Average Commission Paid
       per Investment
       Security Traded ...........   $.0271           $.0186            $.0202
     Net Assets,
       End of Period
       (in thousands) ............  $33,110          $57,836           $46,276

(1)  February 15, 1996 (inception) through November 30, 1996.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total  return   assumes   reinvestment   of  dividends   and  capital  gain
     distributions, if any. Total returns are not annualized.

(4)  Annualized.


Prospectus                                          Financial Highlights      5


                        INFORMATION REGARDING THE FUNDS

INVESTMENT POLICIES OF THE FUNDS

     Each fund's investment objective is to obtain as high a level of total return (capital appreciation plus dividend and interest income) as is consistent with such fund's risk profile. As with all mutual funds, there can be no assurance that the funds will achieve their investment objectives.

     You should be aware that the names of the funds are intended to reflect the relative short-term price volatility risk among the three asset allocation funds offered in this Prospectus and not as an indication of the manager's assessment of the riskiness of the funds as compared to other mutual funds, including other mutual funds within the American Century family of funds.

ASSET ALLOCATION FUNDS

     The funds pursue a flexible approach that diversifies the funds' assets among various classes and categories of assets. Each fund has its own mix, which gives it a distinct risk profile and return potential. The three funds enable investors to select the level of risk that is appropriate for their particular situations and investment goals. See "Investment Strategy and Asset Diversification," this page.

STRATEGIC ALLOCATION: CONSERVATIVE

     The asset mix of Strategic Allocation: Conservative seeks to provide shareholders with regular income through its emphasis on bonds and money market securities, combined with the potential for moderate long-term total return as a result of its stake in equity securities. The fund's emphasis on bonds and money market securities should help to provide a measure of principal protection while the stock market is in a decline.

STRATEGIC ALLOCATION: MODERATE

     The asset mix of Strategic Allocation: Moderate emphasizes investments in equity securities, but maintains a sizable stake in bonds and money market securities. This asset mix seeks to provide long-term growth and some regular income, while helping to moderate losses when the stock market declines.

STRATEGIC ALLOCATION: AGGRESSIVE

     The asset mix of Strategic Allocation: Aggressive emphasizes investments in equity securities, but maintains a portion of its assets in bonds and money market securities. This asset mix seeks to provide long-term growth, together with a small amount of income to help cushion the volatility of the equity portfolio.

INVESTMENT STRATEGY AND ASSET DIVERSIFICATION

     The funds seek to achieve their investment objectives by pursuing a strategic asset allocation strategy. Each fund will diversify its investments among three major asset classes -- equity securities, bonds and cash equivalent instruments.

     Each fund has its own neutral mix that represents a benchmark as to how that fund's investments will be generally allocated among the major asset classes over the long term. Each fund's neutral mix is set forth below:

                                 Neutral Mixes
                           Equity                  Cash
Fund                     Securities      Bonds   Equivalents
Strategic Allocation:
Conservative                 40%          45%      15%
Strategic Allocation:
Moderate                     60%          30%      10%
Strategic Allocation:
Aggressive                   75%          20%       5%

     The mix of a fund will vary over short-term periods depending on the relative performance of the various asset classes (for example, when one class of assets increases or decreases in value at a different rate than the other classes). In addition, the manager may temporarily emphasize or de-emphasize a class of assets based on market conditions regarding the relative value of the asset class in the near term. However, each fund has operating ranges that restrict



6    Information Regarding the Funds               American Century Investments



the amount by which the assets of each class may fluctuate. Those operating ranges are set forth below:

                                Operating Ranges
                           Equity                 Cash
Fund                     Securities    Bonds   Equivalents
Strategic Allocation:
Conservative               34-46%      38-52%    10-25%
Strategic Allocation:
Moderate                   50-70%      20-40%     5-20%
Strategic Allocation:
Aggressive                 60-90%      10-30%     0-15%

     In addition to diversifying among asset classes, the assets in the equity and bond classes are further diversified among investment categories (or sectors) and styles within those classes. See "Investment Approach and Practices," this page. The allocation of assets within a fund's operating range and among the different investment categories within each class is designed to provide a diversified portfolio emphasizing total return.

INVESTMENT APPROACH AND PRACTICES

     As described above, each fund's assets are allocated among major asset classes according to their respective asset mix and subject to the applicable operating ranges. Each fund's assets are further diversified among various investment categories and disciplines within the major asset classes, as described below.

Equity Securities


     The equity portion of a fund's portfolio may be invested in any type of domestic or foreign equity security, primarily common stocks, that meets certain fundamental and technical standards of selection. The manager utilizes both a growth and a value investment discipline in managing the equity portion of each fund's portfolio.


     The growth discipline seeks long-term capital appreciation by investing in companies whose earnings and revenue trends meet the manager's standards of selection, which generally means that the companies have demonstrated, or, in the manager's opinion, have the prospects for demonstrating, accelerating earnings and revenues as compared to prior periods and/or industry competitors. The value investment discipline seeks capital growth by investing in equity securities of well-established companies that are believed by the manager to be temporarily undervalued.

     The manager believes that both value investing and growth investing provide the potential for appreciation over time. Value investing tends to provide less volatile results. This lower volatility means that the price of value stocks tends not to fall as significantly as growth stocks do in down markets. However, value stocks do not usually appreciate as significantly as growth stocks do in up markets. In keeping with the diversification theme of these funds, and as a result of management's belief that these styles are complementary, both disciplines will be represented to some degree in each portfolio at all times.

     As noted, the value investment discipline tends to be less volatile than the growth style. As a result, Strategic Allocation: Conservative will generally have a higher proportion of its equity investments in value stocks than the other two funds. Likewise, Strategic Allocation: Aggressive will generally have a greater proportion of growth stocks than either Strategic Allocation: Moderate or Strategic Allocation: Conservative.

     In addition, the equity portion of each fund's portfolio will be further diversified among small, medium and large companies. This approach provides investors with an additional level of diversification and enables investors to achieve a broader exposure to the various capitalization ranges without having to invest in multiple funds.

     Although the funds will remain exposed to each of the investment disciplines and categories described above, a particular discipline or investment category may be emphasized when, in the manager's opinion, such discipline or investment category is undervalued relative to the other disciplines or categories. See "Other Investment Practices, Their Characteristics and Risks," page 9.

Bonds

     The fixed income portion of a fund's portfolio will include U.S. Treasury securities, securities issued or guaranteed by the U.S. government or a foreign government, or an agency or instrumentality of the U.S. or a foreign government, and non-convertible debt obliga-


Prospectus                                  Information Regarding the Funds    7




tions issued by U.S. or foreign corporations. The funds may also invest in mortgage-related and other asset-backed securities as described under
"Mortgage-Related and Other Asset Backed Securities," page 10. As with the equity portion of a fund's portfolio, the bond portion of a fund's portfolio will be diversified among the various types of fixed income investment categories described above. The manager's strategy is to actively manage the portfolio by investing the fund's assets in sectors it believes are undervalued (relative to the other sectors) and which represent better relative long-term investment opportunities.

     The  value of fixed  income  securities  fluctuates  based  on  changes  in interest rates and in the credit quality of the issuer. Debt securities that comprise part of a fund's fixed income portfolio will primarily be limited to "investment grade" obligations. However, Strategic Allocation: Moderate may invest up to 5% of its assets, and Strategic Allocation: Aggressive may invest up to 10% of its assets, in "high yield" securities. "Investment grade" means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization [for example, at least Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Corporation ("S&P")], or, if not rated, are of equivalent investment quality as determined by the investment manager. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions and changing circumstances.

     "High yield" securities, sometimes referred to as "junk bonds," are higher risk, non-convertible debt obligations that are rated below investment grade securities, or are unrated, but with similar credit quality.

     There are no credit or maturity restrictions on the fixed income securities in which the high yield portion of a fund's portfolio may be invested. Debt securities rated lower than Baa by Moody's or BBB by S&P or their equivalent are considered by many to be predominantly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher quality debt securities. Regardless of rating levels, all debt securities considered for purchase by the fund are analyzed by the investment manager to determine, to the extent reasonably possible, that the planned investment is sound, given the investment objective of the fund. See "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information.

     Under normal market conditions, the maturities of fixed-income securities in which the funds invest will range from 2 to 30 years.

Cash Equivalents

     The cash equivalent portion of a fund's portfolio may be invested in high-quality money market instruments (denominated in U.S. dollars or foreign currencies), including U.S. government obligations, obligations of domestic and foreign banks, short-term corporate debt instruments and repurchase agreements.

GENERAL PORTFOLIO MANAGEMENT

     Within each asset class, each fund's holdings will be invested across industry groups and issuers that meet its investment criteria. This diversity of investment is intended to help reduce the risk created by over-concentration in a particular industry or issuer.

     The funds are "strategic" rather than "tactical" allocation funds, which means that the manager does not try to time the market to identify the exact time when a major reallocation should be made. Instead, the manager utilizes a longer-term approach in pursuing the funds' investment objectives, and thus selects a blend of investments in the various asset classes.

     The manager regularly reviews each fund's investments and allocations and may make changes in the particular securities within each asset class or to a fund's asset mix (within the defined operating ranges) to favor investments that it believes will provide the most favorable outlook for achieving a fund's objective. Recommended reallocations may be implemented promptly or may be implemented gradually. In order to minimize the impact of reallocations on a fund's performance, the manager will generally attempt to reallocate assets gradually.

     In determining the allocation of assets among U.S. and foreign capital markets, the manager considers the condition and growth potential of the various economies; the relative valuations of the markets; and



8    Information Regarding the Funds               American Century Investments




social, political, and economic factors that may affect the markets.

     In selecting securities in foreign currencies, the manager considers, among other factors, the impact of foreign exchange rates relative to the U.S. dollar value of such securities. The manager may seek to hedge all or a part of a fund's foreign currency exposure through the use of forward foreign currency contracts or options thereon. See "Forward Currency Exchange Contracts and Options Thereon," page 11.

     The funds attempt to diversify across asset classes and investment categories to a greater extent than mutual funds that invest primarily in equity securities or primarily in fixed income securities. However, the funds are designed to fit three general risk profiles and may not provide an appropriately balanced investment plan for all investors.

     The funds' investment objectives, as identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without the approval of the shareholders entitled to cast a majority of the outstanding votes of the corporation, as defined by the Investment Company Act. Unless otherwise noted, all other investment policies and practices are nonfundamental and may be changed without shareholder approval.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

     For additional information, see "Additional Investment Restrictions" in the Statement of Additional Information.

EQUITY SECURITIES

     In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents. Other equity securities and equity equivalents include securities that permit the fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities.

     Each fund will limit its purchase of convertible debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by Moody's, or if not rated by S&P or Moody's are of equivalent investment quality as determined by the manager. A fund's investments in convertible debt securities and other high yield, non-convertible debt securities rated below investment grade will comprise less than 35% of the fund's net assets. Debt securities rated below the four highest categories are not considered "investment grade" obligations. These securities have speculative characteristics and present more credit risk than investment grade obligations. For a description of the S&P and Moody's ratings categories, see "An Explanation of Fixed Income Securities Ratings," in the Statement of Additional Information. Equity equivalents may also include securities whose value or return is derived from the value or return of a different security. Depositary receipts are an example of the type of equity equivalent security in which the funds might invest.

FOREIGN SECURITIES

     Each of the funds may invest in the securities of foreign issuers, including debt securities of foreign governments and their agencies, when these securities meet its standards of selection. The manager defines "foreign issuer" as an issuer of securities that is domiciled outside the United States, derives at least 50% of its total revenue from production or sales outside the United States, and/or whose principal trading market is outside the United States.

     Strategic Allocation: Conservative will generally invest between 7 and 17% of its assets in foreign securities; Strategic Allocation: Moderate will generally invest between 10 and 30% of its assets in foreign securities; and Strategic Allocation: Aggressive will generally invest between 15 and 35% of its assets in foreign securities. With regard to foreign investments by Strategic
Allocation: Conservative, the principal activities of such issuers will be located in developed countries. With regard to Strategic Allocation: Aggressive and Strategic Allocation: Moderate, the principal activities of such issuers may be located in either developed or developing countries, but the majority of the activities will be in developed countries.



Prospectus                                Information Regarding the Funds    9


     The funds may make such investments either directly in foreign securities or indirectly by purchasing depositary receipts or depositary shares of similar instruments ("depositary receipts") for foreign securities. Depositary receipts are securities that are listed on exchanges or quoted in the domestic over-the-counter markets in one country but represent shares of issuers domiciled in another country. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.

     Subject to its investment objective and policies, each fund may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers and debt securities of foreign governments and their agencies. The credit quality standards applicable to domestic securities purchased by each fund are also applicable to its foreign securities investments.

     Investments in foreign securities may present certain risks, including those resulting from fluctuations in currency exchange rates, future political and economic developments, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers.

     Strategic Allocation: Moderate and Strategic Allocation: Aggressive may invest a portion of their international holdings in securities of issuers in emerging market (developing) countries. The funds consider "emerging market countries" to include all countries that are considered by the manager to be developing or emerging countries. Currently, the countries not included in this category for the funds offered by this Prospectus are the United States, Canada, Japan, the United Kingdom, Germany, Austria, France, Hong Kong, Italy, Ireland, Singapore, Spain, Belgium, the Netherlands, Switzerland, Sweden, Finland,
Norway, Denmark, Australia and New Zealand. In addition, as used in this Prospectus, "securities of issuers in emerging market countries" means (i) securities of issuers the principal securities trading market for which is an emerging market country or (ii) securities of issuers having their principal place of business or principal office in emerging market countries.

     Investing in emerging market countries involves significantly higher risk than investing in countries with developed markets as a result of uncertainty regarding the companies and the markets in which they operate. Securities prices can be more volatile than in developed countries as a result of investor concerns regarding the stability of the government, internal economic pressures, and the impact of external economic factors. In addition, securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and in volatility in the price of securities traded on those markets. Also, securities markets in emerging market countries typically offer less regulatory protection for investors. See "Investing in Emerging Market Countries," in the Statement of Additional Information.

MORTGAGE-RELATED AND OTHER
ASSET-BACKED SECURITIES

     The funds may purchase mortgage-related and other asset-backed securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities).

     Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the funds to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment were purchased at a premium, in the event of prepayment, the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.




10   Information Regarding the Funds        American Century Investments


     Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government in the case of securities guaranteed by the Government National Mortgage Association (GNMA), or guaranteed by agencies or instrumentalities of the U.S. government in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC), which are supported only by the discretionary authority of the U.S. government to purchase the agency's obligations.

     Mortgage pass-through securities created by nongovernmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers, or the mortgage poolers.

     The funds may also invest in collateralized mortgage obligations (CMOs). CMOs are mortgage-backed securities issued by government agencies; single-purpose, stand-alone financial subsidiaries; trusts established by financial institutions; or similar institutions. The funds may buy CMOs that meet the following criteria:

o are collateralized by pools of mortgages in which payment of principal and interest of each mortgage is guaranteed by an agency or instrumentality of the U.S. government;

o are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer, and the guarantee is collateralized by U.S. government securities; and

o are securities in which the proceeds of the issue are invested in mortgage securities and payments of principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

FORWARD CURRENCY EXCHANGE CONTRACTS
AND OPTIONS THEREON

     Some of the securities held by the funds may be denominated in foreign currencies. Other securities, such as depositary receipts, may be denominated in U.S. dollars but have a value that is dependent on the performance of a foreign security, as valued in the currency of its home country. As a result, the value of a fund's portfolio may be affected by changes in the exchange rate between foreign currencies and the U.S. dollar, as well as by changes in the market value of the securities themselves. The performance of foreign currencies relative to the dollar may be a factor in the overall performance of a fund.

     To protect against adverse movements in exchange rates between currencies, the funds may, for hedging purposes only, enter into forward currency exchange contracts and buy put and call options relating to interest rate futures contracts. A forward currency exchange contract obligates the fund to purchase or sell a specific currency at a future date at a specific price. An option is a contractual right to acquire a financial asset, such as a security, the securities of a market index, a foreign currency or a foreign currency exchange contract, at a specific price at the end of a specified term.

     Each fund may elect to enter into a forward currency exchange contract or an option thereon with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.

     By entering into a forward currency exchange contract or an option thereon with respect to the specific purchase or sale of a security denominated in a foreign currency, the funds can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." Each fund may enter into transaction hedging contracts with respect to all or a substantial portion of its foreign securities trades.

     When the manager believes that a particular currency may decline in value compared to the dollar, the funds may enter into forward currency exchange contracts or options thereon to sell an amount of foreign currency equal to the value of some or all of a fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is some-





Prospectus                                Information Regarding the Funds    11





times referred to as "portfolio hedging." A fund may not enter into a portfolio hedging transaction where the fund would be obligated to deliver an amount of foreign currency in excess of the aggregate value of the fund's portfolio securities or other assets denominated in, or whose value is tied to, that currency.

     Each fund will make use of portfolio hedging to the extent deemed appropriate by the manager. However, it is anticipated that the funds will enter into portfolio hedges much less frequently than transaction hedges.

     If a fund enters into a forward currency exchange contract or an option thereon, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. For options sold, a fund will segregate cash or liquid high-grade securities equal to the value of the securities underlying the options unless the options are otherwise secured. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 10% of a fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.

     Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to protect the funds against adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts tends to limit the potential gains that might result from a positive change in the relationship between the foreign currency and the U.S. dollar.

PORTFOLIO TURNOVER


     The portfolio turnover rates of the funds are shown in the financial information on page 5 of this Prospectus.


     Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to a fund's objectives. The manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives and, accordingly, the annual portfolio turnover rate cannot be accurately predicted.

     The portfolio turnover of each fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the funds pay directly. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by a fund since short-term capital gains are taxable as ordinary income.


REPURCHASE AGREEMENTS

     Each fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the fund's investment policies.


     A repurchase agreement occurs when a fund purchases an interest-bearing obligation from a bank or broker-dealer registered under the Securities Exchange Act of 1934 and simultaneously agrees to sell it back on a specified date in the future (usually less than one week later) at a higher price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security and is considered by the staff of the SEC to be a loan by the fund. Since the interest-bearing obligation purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the interest-bearing obligation.


     A fund's risk in connection with repurchase agreements is the ability of the seller to pay the repurchase price on the repurchase date. If the seller defaults, the fund may incur costs, delays or losses.



     The funds will enter into repurchase agreements only with those commercial banks and broker-dealers whose creditworthiness has been reviewed and found satisfactory by the funds' manager pursuant to criteria adopted by the funds' Board of Directors.


FUTURES CONTRACTS

     Each fund may enter into domestic and foreign futures contracts. A futures contract is an agreement to take or make delivery of a financial asset at a specific price at the end of the contract period. Some futures contracts, such as market index futures, require settlement in cash based on the difference between the value of the underlying financial assets at the beginning and at the end of the contract period.




12   Information Regarding the Funds               American Century Investments




Rather than actually purchasing the specific financial assets, or the securities of a market index, the manager may purchase a futures contract, which reflects the value of such underlying securities. For example, S&P 500 futures reflect the value of the underlying companies that comprise the S&P 500 Composite Stock Price Index. If the aggregate market value of the underlying index securities increases or decreases during the contract period, the value of the S&P 500 futures can be expected to reflect such increase or decrease. The manager may use index futures to efficiently expose to the equity markets a portion of a fund's assets that is being held for future investment opportunities.

     When a fund enters into a futures contract, it must make a deposit of cash or high-quality debt securities, known as "initial margin," as partial security for its performance under the contract. As the value of the underlying financial assets fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. Assets set aside by a fund as initial or variable margin may not be disposed of so long as the fund maintains the contract.

     The funds may not purchase leveraged futures. A fund will deposit in a segregated account with its custodian bank cash or high-quality debt securities in an amount equal to the fluctuating market value of the index contracts it has purchased, less any margin deposited on its position. The funds will only invest in exchange-traded futures.

DERIVATIVE SECURITIES

     To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as "derivative" securities. Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as "index/structured" securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts or S&P 500 futures), currencies, interest rates, indices or other financial indicators ("reference indices").

     Some  "derivatives"  such  as   mortgage-related   and  other  asset-backed
securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

     There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

     No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the S&P 500 Index would be a permissible investment since each of the funds may invest in the securities of companies comprising the S&P 500 Index (assuming they otherwise meet the other requirements for the fund), while a security whose underlying value is linked to the price of oil would not be a permissible investment since the funds may not invest in oil and gas leases or futures.

     The return of a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

     There are a range of risks associated with derivative investments, including:

o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio manager anticipates;

o the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o    the risk that the counterparty will fail to perform its obligations.

     The Board of Directors has approved the manager's policy regarding investments in derivative secu-



Prospectus                               Information Regarding the Funds    13




rities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The manager will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the board will review the manager's policy for investments in derivative securities annually.

WHEN-ISSUED SECURITIES

     Each fund may purchase new issues of securities on a when-issued basis without limit when, in the opinion of the manager, such purchases will further the investment objectives of such fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

SHORT SALES

     Each fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost. These transactions allow a fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.

     A fund may make a short sale when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code and Regulations.

RULE 144A SECURITIES

     The funds may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.


     With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that, while the board retains ultimate responsibility, it may delegate this function to the manager. Accordingly, the board has established guidelines and procedures for determining the liquidity of Rule 144A securities and has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.


     Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the funds' manager will consider appropriate remedies to minimize the effect on such fund's liquidity. No fund may invest more than 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).

PERFORMANCE ADVERTISING


     From time to time, the funds may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return. Performance data may be quoted separately for the Investor Class and for the other classes offered by the funds.




14   Information Regarding the Funds               American Century Investments




     Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

     A quotation of yield reflects a fund's income over a stated period of time expressed as a percentage of the fund's share price.

     Yield is calculated by adding over a 30-day (or one month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

     Yields are calculated according to accounting methods that are standardized in accordance with SEC rules for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, a fund's yield may not equal the income paid on your shares or the income reported in the fund's financial statements.


     The funds may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index and the Dow Jones Industrial Average. Fund performance may also be compared, on a relative basis, to the other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.


     All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.




Prospectus                               Information Regarding the Funds    15



                HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

AMERICAN CENTURY INVESTMENTS

     The funds offered by this Prospectus are a part of the American Century Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-2021 for a brochure or prospectuses for the other funds in the American Century Investments family.

INVESTING IN AMERICAN CENTURY

     The following section explains how to invest in American Century funds, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.

     If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or through a bank, broker-dealer or other financial intermediary, the following sections, as well as the information contained in our Investor Services Guide, may not apply to you. Please read "Employer-Sponsored Retirement Plans and Institutional Accounts," page 22.

HOW TO OPEN AN ACCOUNT

     To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

     The minimum investment is $2,500 [$1,000 for IRA and Uniform Gifts/Transfers to Minors Acts ("UGMA/ UTMA") accounts]. These minimums will be waived if you establish an automatic investment plan to your account that is the equivalent of at least $50 per month. See "Automatic Investment Plan," page 17.

     The minimum investment requirements may be different for some types of retirement accounts. Call one of our Investor Services Representatives for information on our retirement plans, which are available for individual investors or for those investing through their employers.

     Please note: If you register your account as belonging to multiple owners (e.g., as joint tenants), you must provide us with specific authorization on your application in order for us to accept written or telephone instructions from a single owner. Otherwise, all owners will have to agree to any transactions that involve the account (whether the transaction request is in writing or over the telephone).

     You may invest in the following ways:

By Mail

     Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

By Wire

     You may make your initial  investment by wiring funds. To do so, call us or
mail  a  completed   application  and  provide  your  bank  with  the  following information:

     o Receiving bank and routing number:
       Commerce Bank, N.A. (101000019)

     o Beneficiary (BNF):
       American Century Services Corporation
       4500 Main St., Kansas City, Missouri 64111

     o Beneficiary account number (BNF ACCT):
       2804918

     o Reference for Beneficiary (RFB):
       American Century account number into which you are investing. If more than one, leave blank and see Bank to Bank Information below.

     o Originator to Beneficiary (OBI):
       Name and address of owner of account into which you are investing.

     o Bank to Bank Information
      (BBI or Free Form Text):

         o Taxpayer identification or Social Security number.




16 How to Invest with American Century Investments  American Century Investments




         o If more than one account, account numbers and amount to be invested in each account.

         o Current tax year, previous tax year or rollover designation if an IRA. Specify whether IRA, SEP-IRA or SARSEP-IRA.

By Exchange


     Call 1-800-345-2021 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See this page for more information on exchanges.


In Person

     If you prefer to work with a representative in person, please visit one of our Investors Centers, located at:

     4500 Main Street
     Kansas City, Missouri 64111

     1665 Charleston Road
     Mountain View, California 94043

     2000 S. Colorado Blvd.
     Denver, Colorado 80222

SUBSEQUENT INVESTMENTS

     Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "Automatic Investment Plan," this page) or by any of the methods below. The minimum investment requirement for subsequent investments: $250 for checks submitted without the remittance portion of a previous statement or confirmation, $50 for all other types of subsequent investments.

By Mail


     When making subsequent investments, enclose your check with the remittance portion of the confirmation of a previous investment. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (Please be aware that the investment minimum for subsequent investments is higher without an investment slip.)


By Telephone

     Once your account is open, you may make investments by telephone if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account. You may call an Investor Services Representative or use our Automated Information Line.

By Online Access

     Once your account is open, you may make investments online if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account.

By Wire

     You may make subsequent investments by wire. Follow the wire transfer instructions on page 16 and indicate your account number.

In Person

     You may make subsequent investments in person at one of our Investors Centers. The locations of our three Investors Centers are listed on this page.

AUTOMATIC INVESTMENT PLAN

     You may elect on your application to make investments automatically by authorizing us to draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call one of our Investor Services Representatives.

HOW TO EXCHANGE FROM ONE ACCOUNT TO ANOTHER


     As long as you meet any minimum investment requirements, you may exchange your fund shares to our other funds up to six times per year per account. An exchange request will be processed as of the same day it is received, if it is received before the funds' net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for funds issued by the American Century Target Maturities Trust, and at the close of the Exchange for all of our other funds. See "When Share Price is Determined," page 23.


     For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in the amount of




Prospectus             How to Invest with American Century Investments      17



at least $50 per month. See our Investor Services Guide for further information about exchanges.

     If, in any 90-day period, the total of your exchanges and your redemptions from any one account exceeds the lesser of $250,000 or 1% of the fund's assets, further exchanges will be subject to special requirements to comply with our policy on large redemptions. See "Special Requirements for Large Redemptions," page 19.

By Mail

     You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.

By Telephone


     You can make exchanges over the telephone (either with an Investor Services Representative or using our Automated Information Line -- see page 19) if you have authorized us to accept telephone instructions. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.


By Online Access

     You can make exchanges online if you have authorized us to accept instructions over the Internet. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

HOW TO REDEEM SHARES

     We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received. For large redemptions, please read "Special Requirements for Large Redemptions," page 19.

     Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W4-P and a reason for withdrawal as specified by the IRS.

By Mail

     Your written instructions to redeem shares may be made either by a redemption form, which we will send you upon request, or by a letter to us. Certain redemptions may require a signature guarantee. Please see "Signature Guarantee," page 19.

By Telephone

     If you have authorized us to accept telephone instructions, you may redeem your shares by calling an Investor Services Representative.

By Check-A-Month

     If you have at least a $10,000 balance in your account, you may redeem shares by Check-A-Month. A Check-A-Month plan automatically redeems enough shares each month to provide you with a check in an amount you choose (minimum $50). To set up a Check-A-Month plan or to request a brochure, please call an Investor Services Representative.

Other Automatic Redemptions

     If you have at least a $10,000 balance in your account, you may elect to make redemptions automatically by authorizing us to send funds to you or to your account at a bank or other financial institution. To set up automatic redemptions, call one of our Investor Services Representatives.

REDEMPTION PROCEEDS

     Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

     Redemption proceeds may be sent to you in one of the following ways:

By Check

     Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.

By Wire and ACH

     You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.

     Your bank will usually receive wired funds within 48 hours of transmission. Funds transferred by ACH may be received up to seven days after transmission. Wired funds are subject to a $10 fee to cover bank wire




18 How to Invest with American Century Investments  American Century Investments




charges, which is deducted from redemption proceeds. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

     We have elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates each fund to make certain redemptions in cash. This requirement to pay redemptions in cash applies to situations where one shareholder redeems, during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although redemptions in excess of this limitation will also normally be paid in cash, we reserve the right under unusual circumstances to honor these redemptions by making payment in whole or in part in readily marketable securities (a "redemption-in-kind").

     If payment is made in securities, the securities will be selected by the fund, will be valued in the same manner as they are in computing the fund's net asset value and will be provided without prior notice.

     If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

     Despite the fund's right to redeem fund shares through a redemption-in-kind, we do not expect to exercise this option unless a fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, we expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

     Whenever the shares held in an account have a value of less than the required minimum, a letter will be sent advising you to either bring the value of the shares held in the account up to the minimum or to establish an automatic investment that is the equivalent of at least $50 per month. If action is not taken within 90 days of the letter's date, the shares held in the account will be redeemed and the proceeds from the redemption will be sent by check to your address of record. We reserve the right to increase the investment minimums.

SIGNATURE GUARANTEE

     To protect your accounts from fraud, some transactions will require a signature guarantee. Which transactions will require a signature guarantee will depend on which service options you elect when you open your account. For example, if you choose "In Writing Only," a signature guarantee would be required when:

     o redeeming more than $25,000; or

     o establishing or increasing a Check-A-Month or automatic transfer on an existing account.


     You can obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.


     For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

     We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.

SPECIAL SHAREHOLDER SERVICES

     We offer several service options to make your account easier to manage. These are listed on the account application. Please make note of these options and elect the ones that are appropriate for you. Be aware that the "Full Services" option offers you the most flexibility. You will find more information about each of these service options in our Investor Services Guide.

     Our special shareholder services include:

Automated Information Line

     We offer an Automated Information Line, 24 hours a day, seven days a week, at 1-800-345-8765. By calling the Automated Information Line, you may listen to




Prospectus        How to Invest with American Century Investments      19




fund prices, yields and total return figures. You may also use the Automated Information Line to make investments into your accounts (if we have your bank information on file) and obtain your share balance, value and most recent transactions. If you have authorized us to accept telephone instructions, you also may exchange shares from one fund to another via the Automated Information Line. Redemption instructions cannot be given via the Automated Information Line.

Online Account Access


     You may contact us 24 hours a day, seven days a week, at www.americancentury.com to access your funds' daily share prices, receive updates on major market indices and view historical performance of your funds. If you select "Full Services" on your application, you can use your personal access code and Social Security number to view your account balances and account activity, make subsequent investments from your bank account or exchange shares from one fund to another.


Open Order Service

     Through our open order service, you may designate a price at which to buy shares of a variable-priced fund by exchange from one of our money market funds, or a price at which to sell shares of a variable-priced fund by exchange to one of our money market funds. The designated purchase price must be equal to or lower, or the designated sale price equal to or higher, than the variable-priced fund's net asset value at the time the order is placed. If the designated price is met within 90 calendar days, we will execute your exchange order automatically at that price (or better). Open orders not executed within 90 days will be canceled.

     If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so the distribution does not inadvertently trigger an open order transaction on your behalf. If you close or re-register the account from which the shares are to be redeemed, your open order will be canceled.

     Because of their time-sensitive nature, open order transactions are accepted only by telephone or in person. These transactions are subject to exchange limitations described in each fund's prospectus, except that orders and cancellations received before 2 p.m. Central time are effective the same day, and orders or cancellations received after 2 p.m. Central time are effective the next business day.

Tax-Qualified Retirement Plans

     Each fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

     o Individual Retirement Accounts (IRAs);

     o 403(b)plans for employees of public school systems and non-profit organizations; or

     o Profit sharing plans and pension plans for corporations and other employers.

     If your IRA and 403(b) accounts do not total $10,000, each account is subject to an annual $10 fee, up to a total of $30 per year.

     You can also transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.

IMPORTANT POLICIES REGARDING YOUR INVESTMENTS

     Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer.

(1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the manager, they are of a size that would disrupt the management of the fund.

(2) We reserve the right to make changes to any stated investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we may also alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.

(3) Shares being acquired must be qualified for sale in your state of residence.

(4) Transactions requesting a specific price and date, other than open orders, will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may




20 How to Invest with American Century Investments  American Century Investments



     not be modified or canceled.

(5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

(6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls, and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and investment advisor will not be responsible for any loss due to instructions they reasonably believe are genuine.

(7) All signatures should be exactly as the name appears in the registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.

(8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investors Centers. You may also use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.

(9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

(10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.


REPORTS TO SHAREHOLDERS

     At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects all year-to-date activity in your account. You may request a statement of your account activity at any time.

     With the exception of most automatic transactions, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transaction. See the Investor Services Guide for more detail.

     Carefully review all the information relating to transactions on your statements and confirmations to ensure that your instructions were acted on properly. Please notify us immediately in writing if there is an error. If you fail to provide notification of an error with reasonable promptness, i.e., within 30 days of non-automatic transactions or within 30 days of the date of your consolidated quarterly statement, in the case of automatic transactions, we will deem you to have ratified the transaction.

     No later than January 31 of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

     Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated prospectus at least once each year. Please read these materials carefully, as they will help you understand your fund.



Prospectus               How to Invest with American Century Investments      21




EMPLOYER-SPONSORED RETIREMENT
PLANS AND INSTITUTIONAL ACCOUNTS

     Information   contained  in  our  Investor   Services   Guide  pertains  to
shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

     If you own or are considering purchasing fund shares through an employer-sponsored retirement plan, your ability to purchase shares of the funds, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan.

     If you own or are considering purchasing fund shares through a bank, broker-dealer, insurance company or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.

     You may reach one of our Institutional Service Representatives by calling 1-800-345-3533 to request information about our funds and services, to obtain a current prospectus or to get answers to any questions about our funds that you are unable to obtain through your plan administrator or financial intermediary.




22 How to Invest with American Century Investments  American Century Investments



                     ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED


     The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of a fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except funds issued by the American Century Target Maturities Trust, net asset value is determined as of the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. The net asset values for the Target Maturities funds are determined one hour prior to the close of the Exchange.

     Investments and requests to redeem or exchange shares will receive the share price next determined after we receive your investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or one of our agents before the time as of which the net asset value is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined on, the next day the Exchange is open.

     Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the time as of which the net asset value of the fund is determined.


     Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.


     Investment and transaction instructions received by us on any business day by mail prior to the time as of which the net asset value of the fund is determined, will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.


     If you invest in fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the funds' transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangement with the funds or the funds' distributor in order for you to receive that day's price.

HOW SHARE PRICE IS DETERMINED

     The valuation of assets for determining net asset value may be summarized as follows:

     Portfolio securities of each fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked price is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

     Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

     The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then converted to dollars at the prevailing foreign exchange rate.

     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is



Prospectus                       Additional Information You Should Know      23





normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined, which was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

     Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the Exchange is not open and on which a fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of a fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE


     The net asset values of the Investor Class of the funds are published in leading newspapers daily. The net asset value of each fund may also be obtained by calling us or by accessing our Web site (www.americancentury.com).


DISTRIBUTIONS

     Distributions from net investment income are declared and paid quarterly by Strategic Allocation: Conservative and Strategic Allocation: Moderate. Such distributions are declared and paid annually by Strategic Allocation:
Aggressive. Distributions from net realized securities gains, if any, are declared and paid annually, usually in December, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act.

     Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing in taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase, made by check or ACH, may be held up to 15 days. You may elect to have distributions on shares of Individual Retirement Accounts and 403(b) plans paid in cash only if you are at least 591/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.

     A distribution on shares of a fund does not increase the value of your shares or your total return. At any given time, the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities and undistributed dividends and interest received, less fund expenses.

     Because undistributed gains and dividends are included in the value of your shares prior to distribution, when they are distributed, the value of your shares will be reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares and then receive a portion of the purchase price back as a taxable distribution. See "Taxes," this page.

TAXES

     Each fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income taxes.

TAX-DEFERRED ACCOUNTS

     If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the funds will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

     Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.





24   Additional Information You Should Know        American Century Investments





TAXABLE ACCOUNTS

     If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable as long-term capital gains regardless of the length of time you have held the shares on which such distributions are paid. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares.

     Dividends and interest received by the funds on foreign securities, and, in limited circumstances capital gains realized by the funds upon the sale of such securities, may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect of investments by non-resident investors. The foreign taxes paid by a fund will reduce its dividends.

     Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your invest- ment (plus cash received, if any) remains the same. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains. See "Distributions," page 24.

     In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

     Distributions may also be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations, which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

     If you have not complied with certain provisions of the Internal Revenue Code and Regulations, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed. This charge is not refundable.

     Redemption of shares of a fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and generally will be long term if shareholders have held such shares for a period of more than one year. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

MANAGEMENT

INVESTMENT MANAGEMENT

     Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the funds. Acting pursuant to an investment management agreement entered into with the funds, American Century Investment Management,




Prospectus                       Additional Information You Should Know      25





Inc. serves as the investment manager of the funds. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment management services to investment companies and institutional clients since it was founded in 1958.


     In June 1995, American Century Companies, Inc. ("ACC"), the parent of the manager, acquired Benham Management International, Inc. In the acquisition, Benham Management Corporation ("BMC"), the investment adviser to the Benham Group of mutual funds, became a wholly owned subsidiary of ACC. Certain employees of BMC provide investment management services to funds managed by the manager, while certain employees of the manager provide investment management services to funds managed by BMC.

     The manager supervises and manages the investment portfolio of each fund and directs the purchase and sale of its investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the funds. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the funds' portfolios and the funds' asset mix as it deems appropriate in pursuit of the funds' investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the funds or of sectors of the funds as necessary between team meetings.

     The portfolio manager members of the teams managing the funds described in this Prospectus and their work experience for the last five years are as follows:





     James E. Stowers, III, President and Portfolio Manager, joined American Century in 1981. He is a member of the team that manages Growth and Ultra.


     C. Casey Colton, Portfolio Manager, joined BMC in 1990 as a Municipal Analyst. Mr. Colton was promoted to Portfolio Manager in 1995 and co-manages the Benham GNMA Income Fund.

     Phillip N. Davidson, Vice President and Portfolio Manager, joined American Century in September 1993 as a Portfolio Manager. Prior to joining American Century, Mr. Davidson served as an investment manager for Boatmen's Trust Company in St. Louis, Missouri. He is a member of the team that manages Value and Equity Income.

     Glenn A. Fogle, Vice President and Portfolio Manager, joined American Century in September 1990 as an Investment Analyst, a position he held until March 1993. At that time he was promoted to Portfolio Manager. He is a member of the team that manages Vista and Giftrust.

     Norman E. Hoops, Senior Vice President and Fixed Income Portfolio Manager, joined American Century as Vice President and Portfolio Manager in November 1989. In April 1993, he became Senior Vice President. He is a member of the team that manages Limited-Term Bond, Intermediate-Term Bond, Benham Bond and the fixed income portion of Balanced.


     Mark S. Kopinski, Vice President and Portfolio Manager, rejoined American Century in April 1997. From June 1995 to March 1997, Mr. Kopinski served as Vice President and Portfolio Manager for Federated Investors, Inc. Prior to June 1995, Mr. Kopinski was a Vice President and Portfolio Manager for American Century. He is a member of the team that manages International Growth and International Discovery and was a member of the team at its inception in 1991.


     David Schroeder, Vice President and Portfolio Manager, joined BMC in July 1990. Mr. Schroeder has primary responsibility for the day-to-day operations of the Benham Treasury Note, Benham Short-Term, and Benham Long-Term Funds. He also manages Benham Target Maturities Trust.


     John D. Seitzer, Portfolio Manager, joined American Century in June 1993 as an Investment Analyst, a position he held until July 1996. At that time he was promoted to Portfolio Manager. Prior to joining American Century, Mr. Seitzer attended Indiana University from August 1991 to June 1993, where he obtained his MBA degree. He is a member of the team that manages Vista and Giftrust.

     Henrik  Strabo,  Vice  President and  Portfolio  Manager,  joined  American
Century in 1993 as an Investment Analyst on the International Growth and International Discovery team and has been a Portfolio Manager member of the team since 1994. Prior to joining American Century, Mr. Strabo was Vice President, International Equity Sales with Barclays de Zoete Wedd from 1991 to 1993.





26   Additional Information You Should Know         American Century Investments




     Jeffrey R. Tyler, Senior Vice President and Portfolio Manager, joined BMC in January 1988 as a Portfolio Manager. Mr. Tyler supervises the team of other Portfolio Managers who assist in the management of the various investment categories of the funds. Mr. Tyler also co-manages the Benham GNMA Income Fund. He also has primary responsibility for the day-to-day operations of the Benham Capital Manager Fund and oversees the portfolio manager's operation of the Benham European Government Bond Fund.




     Peter A. Zuger, Vice President and Portfolio Manager, joined American Century in June 1993 as a Portfolio Manager. Prior to joining Twentieth Century, Mr. Zuger served as an investment manager in the Trust Department of NBD Bancorp in Detroit, Michigan. He is a member of the team that manages Value and Equity Income.

     The activities of the manager are subject only to directions of the funds' Board of Directors. The manager pays all the expenses of the funds except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

     For the services provided to the Investor Class of the funds, the manager receives an annual fee of 1.00% of average net assets up to $1 billion and 0.90% of average net assets in excess of $1 billion for Strategic Allocation:
Conservative, 1.10% of average net assets up to $1 billion and 1.00% of average net assets in excess of $1 billion for Strategic Allocation: Moderate, and 1.20% of average net assets up to $1 billion and 1.10% of average net assets in excess of $1 billion for Strategic Allocation: Aggressive.

     On the first business day of each month, each fund pays a management fee to the manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for such fund by the aggregate average daily closing value of each fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

     The management fees paid by the funds to the manager may be higher than those paid by many investment companies. However, most if not all of such companies also pay, in addition, certain of their own expenses, while virtually all of the funds' expenses, except as specified above, are paid by the manager.

CODE OF ETHICS

     The funds and the manager have adopted a Code of Ethics, which restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the funds' portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES


     American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the funds. It provides facilities, equipment and personnel to the funds and is paid for such services by the manager.


     Certain recordkeeping and administrative services that would otherwise be performed by the transfer agent may be performed by an insurance company or other entity providing similar services for various retirement plans using shares of the funds as a funding medium, by broker-dealers and financial advisors for their customers investing in shares of American Century or by sponsors of multi mutual fund no- or low-transaction fee programs. The manager or an affiliate may enter into contracts to pay them for such recordkeeping and administrative services out of its unified management fee.


     Although there is no sales charge levied by the funds, transactions in shares of the funds may be executed by brokers or investment advisors who charge a transaction-based fee or other fee for their services. Such charges may vary among broker-dealers and financial advisors, but in all cases will be retained by the broker-dealer or financial advisor and not remitted to the funds or the manager. You should be aware of the fact that these transactions may be made directly with American Century without incurring such fees.





Prospectus                      Additional Information You Should Know      27




     From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager.

     The manager and transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers Jr., Chairman of the funds' Board of Directors, controls American Century Companies by virtue of his ownership of a majority of its common stock.

DISTRIBUTION OF FUND SHARES


     The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer and an affiliate of the manager. The manager pays all expenses for promoting and distributing the Investor Class of fund shares offered by this Prospectus. The Investor Class of shares does not pay any commissions or other fees to the distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of fund shares.


FURTHER INFORMATION ABOUT AMERICAN CENTURY

     American Century Strategic Asset Allocations, Inc., the issuer of the funds, was organized as a Maryland corporation on April 4, 1994.

     The corporation is a diversified, open-end management investment company whose shares were first offered for sale February 15, 1996. Its business and affairs are managed by its officers under the direction of its Board of Directors.

     The principal office of the funds is American Century Tower, 4500 Main Street, P.O. Box 419200, Kansas City, Missouri 64141-6200. All inquiries may be made by mail to that address, or by phone to 1-800-345-2021 (international calls: 816-531-5575).

     American Century Strategic Asset Allocations, Inc. issues three series of $0.01 par value shares. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian.


     American  Century offers three classes of each of the funds offered by this
Prospectus: an Investor Class, a Service Class, and an Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front charges, commissions, or 12b-1 fees.

     The other classes of shares are primarily offered to institutional investors or through institutional distribution channels, such as employer-sponsored retirement plans or through banks, broker-dealers, insurance companies or other financial intermediaries. The other classes have different fees, expenses, and/or minimum investment requirements than the Investor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.


     Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, and (d) each class may have different exchange privileges.

     Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters that must be voted on separately by the series or class of shares affected. Matters affecting only one series or class are voted upon only by that series or class.

     Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

     Unless required by the Investment Company Act, it will not be necessary for the funds to hold annual meetings of shareholders. As a result, shareholders


28   Additional Information You Should Know        American Century Investments



may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the funds' bylaws, the holders of at least 10% of the votes entitled to be cast may request the funds to hold a special meeting of shareholders. We will assist in the communication with other shareholders.

         WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.




Prospectus                       Additional Information You Should Know      29



     P.O. Box 419200
     Kansas City, Missouri
     64141-6200

     Person-to-person assistance:
     1-800-345-2021 or 816-531-5575

     Automated Information Line:
     1-800-345-8765

     Telecommunications Device for the Deaf:
     1-800-634-4113 or 816-753-1865

     Fax: 816-340-7962

     Internet: www.americancentury.com

                            [american century logo]
                                    American
                                  Century(sm)


     9704           [recycled logo]
     SH-BKT-7909       Recycled

                                   PROSPECTUS


                            [American Century Logo]
                                    American
                                  Century(sm)


                                  APRIL 1, 1997



                                    AMERICAN
                                    CENTURY
                                     GROUP

                       Strategic Allocation: Conservative
                         Strategic Allocation: Moderate
                        Strategic Allocation: Aggressive

ADVISOR CLASS

                                 [front cover]



                          AMERICAN CENTURY INVESTMENTS
                                 FAMILY OF FUNDS


     American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.


                          AMERICAN CENTURY INVESTMENTS


 BENHAM GROUP(R)           AMERICAN CENTURY GROUP     TWENTIETH CENTURY(R) GROUP

 MONEY MARKET FUNDS          ASSET ALLOCATION &             GROWTH FUNDS
GOVERNMENT BOND FUNDS          BALANCED FUNDS            INTERNATIONAL FUNDS
DIVERSIFIED BOND FUNDS   CONSERVATIVE EQUITY FUNDS
 MUNICIPAL BOND FUNDS         SPECIALTY FUNDS

                     Strategic Allocation: Conservative
                       Strategic Allocation: Moderate
                      Strategic Allocation: Aggressive




                                   PROSPECTUS

                                  APRIL 1, 1997



                 Strategic Allocation: Conservative / Strategic
            Allocation: Moderate / Strategic Allocation: Aggressive


                                  ADVISOR CLASS


               AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

     American Century Strategic Asset Allocations, Inc., is a part of American Century Investments, a family of funds that includes nearly 70 no-load and low-load mutual funds covering a variety of investment opportunities. Three of the funds that diversify their investments among stocks, bonds and money market instruments are described in this Prospectus. Their investment objectives are listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.

     Each fund's shares offered in this Prospectus (the Advisor Class shares) are sold at their net asset value with no sales charges or commissions. The Advisor Class shares are subject to a Rule 12b-1 shareholder services fee and distribution fee as described in this Prospectus.

     The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.


     This Prospectus gives you information about the funds that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated April 1, 1997, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:


                          American Century Investments
                       4500 Main Street o P.O. Box 419385
                Kansas City, Missouri 64141-6385 o 1-800-345-3533
                        International calls: 816-531-5575
                     Telecommunications Device for the Deaf:
                   1-800-345-1833 o In Missouri: 816-753-0700
                        Internet: www.americancentury.com

     Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus                                                   1



                       INVESTMENT OBJECTIVES OF THE FUNDS

AMERICAN CENTURY
STRATEGIC ALLOCATION: CONSERVATIVE

AMERICAN CENTURY
STRATEGIC ALLOCATION: MODERATE

AMERICAN CENTURY
STRATEGIC ALLOCATION: AGGRESSIVE

     The investment objective of each fund is to provide as high a level of total return (capital appreciation plus dividend and interest income) as is consistent with its risk profile. Each fund seeks to achieve its investment objective by diversifying investments among three asset classes -- equity securities, bonds and cash equivalent instruments, the mix of which will depend on the risk profile of the particular fund. The funds are designed for investors with investment time horizons of at least five years who want to diversify their investments among these various asset classes through a single investment vehicle. See "Investment Policies of the Funds," page 7.

     There is no assurance that the funds will achieve their respective investment objectives.


NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

2     Investment Objectives                    American Century Investments


                                TABLE OF CONTENTS



     Investment Objectives of the Funds                     2
     Transaction and Operating Expense Table                4
     Financial Highlights                                   5
     Performance Information of Other Class                 6



     INFORMATION REGARDING THE FUNDS


     Investment Policies of the Funds ......................7
         Asset Allocation Funds ............................7
         Investment Strategy
           and Asset Diversification .......................7
         Investment Approach and Practices .................8
         General Portfolio Management ......................9
     Other Investment Practices,
        Their Characteristics
        and Risks ..........................................10
         Equity Securities .................................10
         Foreign Securities ................................10
         Mortgage-Related and Other
            Asset-Backed Securities ........................11
         Forward Currency Exchange Contracts
            and Options Thereon ............................12
         Portfolio Turnover ................................13
         Repurchase Agreements .............................13
         Futures Contracts .................................13
         Derivative Securities .............................14
         When-Issued Securities ............................15
         Short Sales .......................................15
         Rule 144A Securities ..............................15
     Performance Advertising ...............................15

     HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

     How to Purchase and Sell American
        Century Funds ......................................17
     How to Exchange from One American Century
        Fund to Another ....................................17
     How to Redeem Shares ..................................17
         Special Requirements
            for Large Redemptions ..........................17
     Telephone Services ....................................18
         Investors Line ....................................18

     ADDITIONAL INFORMATION YOU SHOULD KNOW

     Share Price ...........................................19
         When Share Price Is Determined ....................19
         How Share Price Is Determined .....................19
         Where to Find Information
            About Share Price ..............................20
     Distributions .........................................20
     Taxes .................................................20
         Tax-Deferred Accounts .............................20
         Taxable Accounts ..................................20
     Management ............................................21
         Investment Management .............................21
         Code of Ethics ....................................23
         Transfer and Administrative Services ..............23
     Distribution of Fund Shares ...........................23
         Service and Distribution Fees .....................23
     Further Information About American Century ............24


     Prospectus                                  Table of Contents         3



                     TRANSACTION AND OPERATING EXPENSE TABLE


                                            Strategic         Strategic         Strategic
                                            Allocation:       Allocation:       Allocation:
                                            Conservative      Moderate          Aggressive

     SHAREHOLDER TRANSACTION EXPENSES:
     Maximum Sales Load
       Imposed on Purchases .............   none              none              none
     Maximum Sales Load Imposed
       on Reinvested Dividends ..........   none              none              none
     Deferred Sales Load ................   none              none              none
     Redemption Fee .....................   none              none              none
     Exchange Fee .......................   none              none              none


     ANNUAL FUND OPERATING EXPENSES (as a percentage of net assets):


     Management Fees ....................   0.75% (1)         0.85% (2)         0.95% (3)
     12b-1 Fees(4) ......................   0.50%             0.50%             0.50%
     Other Expenses(5) ..................   0.00%             0.00%             0.00%
     Total Fund Operating Expenses ......   1.25%             1.35%             1.45%


     EXAMPLE:
     You would pay the
     following expenses on          1 year  $13               $14               $15
     a $1,000 investment,
     assuming a 5%
     annual return                  3 years  40                43                46
     and redemption at
     the end of each time period(6):

(1)  The fund  pays an  annual  management  fee  equal to 0.75% of its  first $1 billion of average net assets and 0.65% of average net assets over $1 billion.

(2)  The fund  pays an  annual  management  fee  equal to 0.85% of its  first $1 billion of average net assets and 0.75% of average net assets over $1 billion.

(3)  The fund  pays an  annual  management  fee  equal to 0.95% of its  first $1 billion of average net assets and 0.85% of average net assets over $1 billion.


(4)  The 12b-1 fee is designed to permit  investors  to purchase  Advisor  Class
     shares  through  broker-dealers,   banks,  insurance  companies  and  other
     financial  intermediaries.  A portion of the fee is used to compensate them for ongoing recordkeeping and administrative  services that would otherwise be  performed  by an  affiliate  of the  manager,  and a portion is used to compensate  them for  distribution  and  other  shareholder  services.  See
     "Service and Distribution Fees," page 23.

(5) Other expenses, which include the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, were less than 0.01% of 1% of average net assets for the fund's most recent fiscal year.


(6) Assumes that the average net assets of the funds remain constant at less than $1 billion.

     The purpose of this table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of the American Century funds offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.

         NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


     The shares offered by this Prospectus are Advisor Class shares. The funds offer two other classes of shares, one of which is primarily made available to retail investors and one that is primarily made available to institutional investors. The other classes have different fee structures than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. A difference in fees will result in different performance for those other classes. For additional information about the various classes, see "Further Information About American Century," page 24.



4      Transaction and Operating Expense Table     American Century Investments



                              FINANCIAL HIGHLIGHTS


     The sale of the Advisor Class of the funds commenced on October 2, 1996. Performance information of the original class of shares, which commenced operations on February 15, 1996, is presented on page 6.

     The Financial Highlights for the period presented have been audited by Ernst & Young LLP, independent auditors, whose report thereon appears in the funds' annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available without charge upon request. The information presented is for a share outstanding throughout the period ended November 30, 1996.


                                    Strategic        Strategic         Strategic
                                    Allocation:      Allocation:       Allocation:
                                    Conservative(1)  Moderate(1)       Aggressive(1)


PER-SHARE DATA

Net Asset Value,
  Beginning of Period .............. $5.09            $5.24             $5.37
                                     -----            -----             -----
Income from
   Investment Operations
     Net Investment Income .........   .03(2)           .02(2)            .01(2)
     Net Realized and Unrealized
       Gain on
          Investment
         Transactions ..............   .14              .16               .15
                                     -----            -----             -----
     Total from
          Investment Operations ....   .17              .18               .16
                                     -----            -----             -----
Net Asset Value, End of Period ..... $5.26            $5.42             $5.53
                                     =====            =====             =====
     Total Return(3) ...............  3.34%            3.44%             2.98%



RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
   to Average Net Assets ...........  1.25%(4)         1.35%(4)          1.45%(4)
     Ratio of Net Investment
        Income to Average
        Net Assets .................  3.25%(4)        2.10%(4)        1.31%(4)
     Portfolio Turnover Rate .......    44%             78%             64%
     Average Commission
        Paid per Investment
        Security Traded ............  $.0271          $.0186          $.0202
     Net Assets,
        End of Period
        (in thousands) ............. $3,973          $7,566          $5,872

(1) October 2, 1996 (commencement of sale of the Advisor Class) through November 30, 1996.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total  return   assumes   reinvestment   of  dividends   and  capital  gain
     distributions, if any. Total returns are not annualized.

(4)  Annualized.


Prospectus                                         Financial Highlights      5



                     PERFORMANCE INFORMATION OF OTHER CLASS


     The original class of shares of the funds were designated the "Investor Class" established September 3, 1996. The financial information in the following table reflects the performance of the funds' Investor Class of shares. Investor Class shares have a total expense ratio that is 0.25% lower than the Advisor Class shares offered by this Prospectus. Had the Advisor Class been in existence for such funds for the time period presented, the performance would be lower as a result of the additional expense.

     The performance information for the period presented has been audited by Ernst & Young LLP, independent auditors, whose report thereon appears in the funds' annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for an Investor Class share outstanding throughout the period ended November 30, 1996.


                                    Strategic        Strategic         Strategic
                                    Allocation:      Allocation:       Allocation:
                                    Conservative(1)  Moderate(1)       Aggressive(1)



PER-SHARE DATA

Net Asset Value,
   Beginning of Period ...........  $5.00            $5.00             $5.00
                                    -----            -----             -----
Income from
   Investment Operations
     Net Investment Income .......    .13(2)           .10(2)            .07(2)
     Net Realized and
        Unrealized Gain on
        Investment Transactions ..    .22              .39               .46
                                    -----            -----             -----
     Total from
        Investment Operations ....    .35              .49               .53
                                    -----            -----             -----
Distributions
     From Net Investment Income ..   (.09)            (.07)               --
                                    -----            -----             -----
Net Asset Value, End of Period ...  $5.26            $5.42             $5.53
                                    =====            =====             =====
     Total Return(3) .............   7.02%             .91%            10.60%


RATIOS/SUPPLEMENTAL DATA

     Ratio of Operating
        Expenses to Average
        Net Assets ...............   1.01%(4)         1.10%(4)          1.20%(4)
     Ratio of Net Investment
        Income to Average
        Net Assets ...............   3.67%(4)         2.52%(4)          1.72%(4)
     Portfolio Turnover Rate .....     44%              78%               64%
     Average Commission Paid
        per Investment
        Security Traded ..........   $.0271           $.0186            $.0202
     Net Assets, End of
        Period (in thousands) ....  $33,110          $57,836           $46,276

(1)  February 15, 1996 (inception) through November 30, 1996.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total  return   assumes   reinvestment   of  dividends   and  capital  gain
     distributions, if any. Total returns are not annualized.

(4)  Annualized.



6    Performance Information Of Other Class        American Century Investments



                        INFORMATION REGARDING THE FUNDS

INVESTMENT POLICIES OF THE FUNDS

     Each fund's investment objective is to obtain as high a level of total return (capital appreciation plus dividend and interest income) as is consistent with such fund's risk profile. As with all mutual funds, there can be no assurance that the funds will achieve their investment objectives.

     You should be aware that the names of the funds are intended to reflect the relative short-term price volatility risk among the three asset allocation funds offered in this Prospectus and not as an indication of the manager's assessment of the riskiness of the funds as compared to other mutual funds, including other mutual funds within the American Century family of funds.

ASSET ALLOCATION FUNDS

     The funds pursue a flexible approach that diversifies the funds' assets among various classes and categories of assets. Each fund has its own mix, which gives it a distinct risk profile and return potential. The three funds enable investors to select the level of risk that is appropriate for their particular situations and investment goals. See "Investment Strategy and Asset Diversification," this page.

Strategic Allocation: Conservative

     The asset mix of Strategic Allocation: Conservative seeks to provide shareholders with regular income through its emphasis on bonds and money market securities, combined with the potential for moderate long-term total return as a result of its stake in equity securities. The fund's emphasis on bonds and money market securities should help to provide a measure of principal protection while the stock market is in a decline.

Strategic Allocation: Moderate

     The asset mix of Strategic Allocation: Moderate emphasizes investments in equity securities, but maintains a sizable stake in bonds and money market securities. This asset mix seeks to provide long-term growth and some regular income, while helping to moderate losses when the stock market declines.

Strategic Allocation: Aggressive

     The asset mix of Strategic Allocation: Aggressive emphasizes investments in equity securities, but maintains a portion of its assets in bonds and money market securities. This asset mix seeks to provide long-term growth, together with a small amount of income to help cushion the volatility of the equity portfolio.

INVESTMENT STRATEGY AND ASSET DIVERSIFICATION

     The funds seek to achieve their investment objectives by pursuing a strategic asset allocation strategy. Each fund will diversify its investments among three major asset classes -- equity securities, bonds and cash equivalent instruments.

     Each fund has its own neutral mix that represents a benchmark as to how that fund's investments will be generally allocated among the major asset classes over the long term. Each fund's neutral mix is set forth below:

Neutral Mixes

                            Equity                  Cash
Fund                      Securities     Bonds   Equivalents
Strategic Allocation:
Conservative                 40%          45%        15%
Strategic Allocation:
Moderate                     60%          30%        10%
Strategic Allocation:
Aggressive                   75%          20%         5%

     The mix of a fund will vary over short-term periods depending on the relative performance of the various asset classes (for example, when one class of assets increases or decreases in value at a different rate than the other classes). In addition, the manager may temporarily emphasize or de-emphasize a class of assets based on market conditions regarding the relative value of the asset class in the near term. However, each fund has operating ranges that restrict



Prospectus                                  Information Regarding the Funds    7




the amount by which the assets of each class may fluctuate. Those operating ranges are set forth below:

Operating Ranges

                           Equity                    Cash
Fund                     Securities     Bonds    Equivalents
Strategic Allocation:
Conservative               34-46%       38-52%      10-25%
Strategic Allocation:
Moderate                   50-70%       20-40%       5-20%
Strategic Allocation:
Aggressive                 60-90%       10-30%       0-15%

     In addition to diversifying among asset classes, the assets in the equity and bond classes are further diversified among investment categories (or sectors) and styles within those classes. See "Investment Approach and Practices," below. The allocation of assets within a fund's operating range and among the different investment categories within each class is designed to provide a diversified portfolio emphasizing total return.

INVESTMENT APPROACH AND PRACTICES

     As described above, each fund's assets are allocated among major asset classes according to their respective asset mix and subject to the applicable operating ranges. Each fund's assets are further diversified among various investment categories and disciplines within the major asset classes, as described below.

Equity Securities


     The equity portion of a fund's portfolio may be invested in any type of domestic or foreign equity security, primarily common stocks, that meets certain fundamental and technical standards of selection. The manager utilizes both a growth and a value investment discipline in managing the equity portion of each fund's portfolio.


     The growth discipline seeks long-term capital appreciation by investing in companies whose earnings and revenue trends meet the manager's standards of selection, which generally means that the companies have demonstrated, or, in the manager's opinion, have the prospects for demonstrating, accelerating earnings and revenues as compared to prior periods and/or industry competitors. The value investment discipline seeks capital growth by investing in equity securities of well-established companies that are believed by the manager to be temporarily undervalued.

     The manager believes that both value investing and growth investing provide the potential for appreciation over time. Value investing tends to provide less volatile results. This lower volatility means that the price of value stocks tends not to fall as significantly as growth stocks do in down markets. However, value stocks do not usually appreciate as significantly as growth stocks do in up markets. In keeping with the diversification theme of these funds, and as a result of management's belief that these styles are complementary, both disciplines will be represented to some degree in each portfolio at all times.

     As noted, the value investment discipline tends to be less volatile than the growth style. As a result, Strategic Allocation: Conservative will generally have a higher proportion of its equity investments in value stocks than the other two funds. Likewise, Strategic Allocation: Aggressive will generally have a greater proportion of growth stocks than either Strategic Allocation: Moderate or Strategic Allocation: Conservative.

     In addition, the equity portion of each fund's portfolio will be further diversified among small, medium and large companies. This approach provides investors with an additional level of diversification and enables investors to achieve a broader exposure to the various capitalization ranges without having to invest in multiple funds.

     Although the funds will remain exposed to each of the investment disciplines and categories described above, a particular discipline or investment category may be emphasized when, in the manager's opinion, such discipline or investment category is undervalued relative to the other disciplines or categories. See "Other Investment Practices, Their Characteristics and Risks," page 10.

Bonds

     The fixed income portion of a fund's portfolio will include U.S. Treasury securities, securities issued or guaranteed by the U.S. government or a foreign government, or an agency or instrumentality of the U.S. or a foreign government, and non-convertible debt obliga-




8    Information Regarding the Funds               American Century Investments




tions issued by U.S. or foreign corporations. The funds may also invest in mortgage-related and other asset-backed securities as described under
"Mortgage-Related and Other Asset-Backed Securities," page 11. As with the equity portion of a fund's portfolio, the bond portion of a fund's portfolio will be diversified among the various types of fixed income investment categories described above. The manager's strategy is to actively manage the portfolio by investing the fund's assets in sectors it believes are undervalued (relative to the other sectors) and which represent better relative long-term investment opportunities.

     The  value of fixed  income  securities  fluctuates  based  on  changes  in interest rates and in the credit quality of the issuer. Debt securities that comprise part of a fund's fixed income portfolio will primarily be limited to "investment grade" obligations. However, Strategic Allocation: Moderate may invest up to 5% of its assets, and Strategic Allocation: Aggressive may invest up to 10% of its assets, in "high yield" securities. "Investment grade" means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization [for example, at least Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Corporation ("S&P")], or, if not rated, are of equivalent investment quality as determined by the investment manager. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions and changing circumstances.

     "High yield" securities, sometimes referred to as "junk bonds," are higher risk, non-convertible debt obligations that are rated below investment grade securities, or are unrated, but with similar credit quality.

     There are no credit or maturity restrictions on the fixed income securities in which the high yield portion of a fund's portfolio may be invested. Debt securities rated lower than Baa by Moody's or BBB by S&P or their equivalent are considered by many to be predominantly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher quality debt securities. Regardless of rating levels, all debt securities considered for purchase by the fund are analyzed by the investment manager to determine, to the extent reasonably possible, that the planned investment is sound, given the investment objective of the fund. See "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information.

     Under normal market conditions, the maturities of fixed-income securities in which the funds invest will range from 2 to 30 years.

Cash Equivalents

     The cash equivalent portion of a fund's portfolio may be invested in high-quality money market instruments (denominated in U.S. dollars or foreign currencies), including U.S. government obligations, obligations of domestic and foreign banks, short-term corporate debt instruments and repurchase agreements.

GENERAL PORTFOLIO MANAGEMENT

     Within each asset class, each fund's holdings will be invested across industry groups and issuers that meet its investment criteria. This diversity of investment is intended to help reduce the risk created by over-concentration in a particular industry or issuer.

     The funds are "strategic" rather than "tactical" allocation funds, which means that the manager does not try to time the market to identify the exact time when a major reallocation should be made. Instead, the manager utilizes a longer-term approach in pursuing the funds' investment objectives, and thus selects a blend of investments in the various asset classes.

     The manager regularly reviews each fund's investments and allocations and may make changes in the particular securities within each asset class or to a fund's asset mix (within the defined operating ranges) to favor investments that it believes will provide the most favorable outlook for achieving a fund's objective. Recommended reallocations may be implemented promptly or may be implemented gradually. In order to minimize the impact of reallocations on a fund's performance, the manager will generally attempt to reallocate assets gradually.

     In determining the allocation of assets among U.S. and foreign capital markets, the manager considers the condition and growth potential of the various economies; the relative valuations of the markets; and



Prospectus                                Information Regarding the Funds    9




social, political, and economic factors that may affect the markets.

     In selecting securities in foreign currencies, the manager considers, among other factors, the impact of foreign exchange rates relative to the U.S. dollar value of such securities. The manager may seek to hedge all or a part of a fund's foreign currency exposure through the use of forward foreign currency contracts or options thereon. See "Forward Currency Exchange Contracts and Options Thereon," page 12.

     The funds attempt to diversify across asset classes and investment categories to a greater extent than mutual funds that invest primarily in equity securities or primarily in fixed income securities. However, the funds are designed to fit three general risk profiles and may not provide an appropriately balanced investment plan for all investors.

     The funds' investment objectives, as identified on the front cover of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without the approval of the shareholders entitled to cast a majority of the outstanding votes of the corporation, as defined by the Investment Company Act. Unless otherwise noted, all other investment policies and practices are nonfundamental and may be changed without shareholder approval.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

     For additional information, see "Additional Investment Restrictions" in the Statement of Additional Information.

EQUITY SECURITIES

     In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents. Other equity securities and equity equivalents include securities that permit the fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities.

     Each fund will limit its purchase of convertible debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by Moody's, or if not rated by S&P or Moody's are of equivalent investment quality as determined by the manager. A fund's investments in convertible debt securities and other high yield, non-convertible debt securities rated below investment grade will comprise less than 35% of the fund's net assets. Debt securities rated below the four highest categories are not considered "investment grade" obligations. These securities have speculative characteristics and present more credit risk than investment grade obligations. For a description of the S&P and Moody's ratings categories, see "An Explanation of Fixed Income Securities Ratings," in the Statement of Additional Information. Equity equivalents may also include securities whose value or return is derived from the value or return of a different security. Depositary receipts are an example of the type of equity equivalent security in which the funds might invest.

FOREIGN SECURITIES

     Each of the funds may invest in the securities of foreign issuers, including debt securities of foreign governments and their agencies, when these securities meet its standards of selection. The manager defines "foreign issuer" as an issuer of securities that is domiciled outside the United States, derives at least 50% of its total revenue from production or sales outside the United States, and/or whose principal trading market is outside the United States.

     Strategic Allocation: Conservative will generally invest between 7 and 17% of its assets in foreign securities; Strategic Allocation: Moderate will generally invest between 10 and 30% of its assets in foreign securities; and Strategic Allocation: Aggressive will generally invest between 15 and 35% of its assets in foreign securities. With regard to foreign investments by Strategic
Allocation: Conservative, the principal activities of such issuers will be located in developed countries. With regard to Strategic Allocation: Aggressive and Strategic Allocation: Moderate, the principal activities of such issuers may be located in either developed or developing countries, but the majority of the activities will be in developed countries.



10   Information Regarding the Funds        American Century Investments




     The funds may make such investments either directly in foreign securities or indirectly by purchasing depositary receipts or depositary shares of similar instruments ("depositary receipts") for foreign securities. Depositary receipts are securities that are listed on exchanges or quoted in the domestic over-the-counter markets in one country but represent shares of issuers domiciled in another country. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.

     Subject to its investment objective and policies, each fund may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers and debt securities of foreign governments and their agencies. The credit quality standards applicable to domestic securities purchased by each fund are also applicable to its foreign securities investments.

     Investments in foreign securities may present certain risks, including those resulting from fluctuations in currency exchange rates, future political and economic developments, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers.

     Strategic Allocation: Moderate and Strategic Allocation: Aggressive may invest a portion of their international holdings in securities of issuers in emerging market (developing) countries. The funds consider "emerging market countries" to include all countries that are considered by the manager to be developing or emerging countries. Currently, the countries not included in this category for the funds offered by this Prospectus are the United States, Canada, Japan, the United Kingdom, Germany, Austria, France, Hong Kong, Italy, Ireland, Singapore, Spain, Belgium, the Netherlands, Switzerland, Sweden, Finland,
Norway, Denmark, Australia and New Zealand. In addition, as used in this Prospectus, "securities of issuers in emerging market countries" means (i) securities of issuers the principal securities trading market for which is an emerging market country or (ii) securities of issuers having their principal place of business or principal office in emerging market countries.

     Investing in emerging market countries involves significantly higher risk than investing in countries with developed markets as a result of uncertainty regarding the companies and the markets in which they operate. Securities prices can be more volatile than in developed countries as a result of investor concerns regarding the stability of the government, internal economic pressures, and the impact of external economic factors. In addition, securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and in volatility in the price of securities traded on those markets. Also, securities markets in emerging market countries typically offer less regulatory protection for investors. See "Investing in Emerging Market Countries," in the Statement of Additional Information.

MORTGAGE-RELATED AND OTHER
ASSET-BACKED SECURITIES

     The funds may purchase mortgage-related and other asset-backed securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities).

     Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the funds to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment were purchased at a premium, in the event of prepayment, the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

     Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by



Prospectus                               Information Regarding the Funds    11





the full faith and credit of the U.S. government in the case of securities guaranteed by the Government National Mortgage Association (GNMA), or guaranteed by agencies or instrumentalities of the U.S. government in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC), which are supported only by the discretionary authority of the U.S. government to purchase the agency's obligations.

     Mortgage pass-through securities created by nongovernmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers, or the mortgage poolers.

     The funds may also invest in collateralized mortgage obligations (CMOs). CMOs are mortgage-backed securities issued by government agencies; single-purpose, stand-alone financial subsidiaries; trusts established by financial institutions; or similar institutions. The funds may buy CMOs that meet the following criteria:

o are collateralized by pools of mortgages in which payment of principal and interest of each mortgage is guaranteed by an agency or instrumentality of the U.S. government;


o are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer, and the guarantee is collateralized by U.S. government securities; and


o are securities in which the proceeds of the issue are invested in mortgage securities and payments of principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.


FORWARD CURRENCY EXCHANGE CONTRACTS
AND OPTIONS THEREON


     Some of the securities held by the funds may be denominated in foreign currencies. Other securities, such as depositary receipts, may be denominated in U.S. dollars but have a value that is dependent on the performance of a foreign security, as valued in the currency of its home country. As a result, the value of a fund's portfolio may be affected by changes in the exchange rate between foreign currencies and the U.S. dollar, as well as by changes in the market value of the securities themselves. The performance of foreign currencies relative to the U.S. dollar may be a factor in the overall performance of a fund.

     To protect against adverse movements in exchange rates between currencies, the funds may, for hedging purposes only, enter into forward currency exchange contracts and buy put and call options relating to interest rate futures contracts. A forward currency exchange contract obligates a fund to purchase or sell a specific currency at a future date at a specific price. An option is a contractual right to acquire a financial asset, such as a security, the securities of a market index, a foreign currency or a foreign currency exchange contract, at a specific price at the end of a specified term.

     A fund may elect to enter into a forward currency exchange contract or an option thereon with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.

     By entering into a forward currency exchange contract or an option thereon with respect to the specific purchase or sale of a security denominated in a foreign currency, the funds can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." Each fund may enter into transaction hedging contracts with respect to all or a substantial portion of its foreign securities trades.

     When the manager believes that a particular currency may decline in value compared to the dollar, the funds may enter into forward currency exchange contracts or options thereon to sell an amount of foreign currency equal to the value of some or all of a fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." A fund may not enter into a portfolio hedging transaction where the fund would be obligated to deliver an amount of foreign currency in excess of the aggregate value of the fund's portfolio securities or other assets denominated in, or whose value is tied to, that currency.

     Each fund will make use of portfolio hedging to the extent deemed appropriate by the manager.




12   Information Regarding the Funds        American Century Investments



However, it is anticipated that the funds will enter into portfolio hedges much less frequently than transaction hedges.

     If a fund enters into a forward currency exchange contract or an option thereon, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. For options sold, a fund will segregate cash or liquid high-grade securities equal to the value of the securities underlying the options unless the options are otherwise secured. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 10% of a fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.

     Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to protect the funds against adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts tends to limit the potential gains that might result from a positive change in the relationship between the foreign currency and the U.S. dollar.

PORTFOLIO TURNOVER


     The portfolio turnover rates of the funds are shown in the financial information on pages 5 and 6 of this Prospectus.


     Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to a fund's objectives. The manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives and, accordingly, the annual portfolio turnover rate cannot be anticipated.

     The portfolio turnover of the funds may be higher than other investment companies with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the funds pay directly. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by a fund since short-term capital gains are taxable as ordinary income.


REPURCHASE AGREEMENTS

     Each fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the fund's investment policies.


     A repurchase agreement occurs when a fund purchases an interest-bearing obligation from a bank or broker-dealer registered under the Securities Exchange Act of 1934 and simultaneously agrees to sell it back on a specified date in the future (usually less than one week later) at a higher price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security and is considered by the staff of the SEC to be a loan by the fund. Since the interest-bearing obligation purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the interest-bearing obligation.


     A fund's risk in connection with repurchase agreements is the ability of the seller to pay the repurchase price on the repurchase date. If the seller defaults, the fund may incur costs, delays or losses.


     The funds will enter into repurchase agreements only with those commercial banks and broker-dealers whose creditworthiness has been reviewed and found satisfactory by the funds' manager pursuant to criteria adopted by the funds' Board of Directors.


FUTURES CONTRACTS

     Each fund may enter into domestic and foreign futures contracts. A futures contract is an agreement to take or make delivery of a financial asset at a specific price at the end of the contract period. Some futures contracts, such as market index futures, require settlement in cash based on the difference between the value of the underlying financial assets at the beginning and at the end of the contract period. Rather than actually purchasing the specific financial assets, or the securities of a market index, the manager may purchase a futures contract, which reflects the value of such underlying securities. For example, S&P 500 futures reflect the value of the underlying companies that comprise the S&P 500 Composite Stock Price Index. If the aggregate market value of the underlying index securities increases or decreases during the


Prospectus                               Information Regarding the Funds    13



contract period, the value of the S&P 500 futures can be expected to reflect such increase or decrease. The manager may use index futures to efficiently expose to the equity markets a portion of a fund's assets that is being held for future investment opportunities.

     When a fund enters into a futures contract, it must make a deposit of cash or high-quality debt securities, known as "initial margin," as partial security for its performance under the contract. As the value of the underlying financial assets fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. Assets set aside by a fund as initial or variable margin may not be disposed of so long as the fund maintains the contract.

     The funds may not purchase leveraged futures. A fund will deposit in a segregated account with its custodian bank cash or high-quality debt securities in an amount equal to the fluctuating market value of the index contracts it has purchased, less any margin deposited on its position. The funds will only invest in exchange-traded futures.

DERIVATIVE SECURITIES

     To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as "derivative" securities. Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as "index/structured" securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts or S&P 500 futures), currencies, interest rates, indices or other financial indicators ("reference indices").

     Some  "derivatives"  such  as   mortgage-related   and  other  asset-backed
securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

     There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

     No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the S&P 500 Index would be a permissible investment since each of the funds may invest in the securities of companies comprising the S&P 500 Index (assuming they otherwise meet the other requirements for the fund), while a security whose underlying value is linked to the price of oil would not be a permissible investment since the funds may not invest in oil and gas leases or futures.

     The return of a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

     There are a range of risks associated with derivative investments, including:

o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio manager anticipates;

o the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o    the risk that the counterparty will fail to perform its obligations.

     The Board of Directors has approved the manager's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The manager will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the board will review the manager's policy for investments in derivative securities annually.





14   Information Regarding the Funds             American Century Investments





WHEN-ISSUED SECURITIES

     Each fund may purchase new issues of securities on a when-issued basis without limit when, in the opinion of the manager, such purchases will further the investment objectives of such fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

SHORT SALES

     Each fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost. These transactions allow a fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.

     A fund may make a short sale when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code.

RULE 144A SECURITIES

     The funds may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.


     With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that, while the board retains ultimate responsibility, it may delegate this function to the manager. Accordingly, the board has established guidelines and procedures for determining the liquidity of Rule 144A securities and has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.


     Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the funds' manager will consider appropriate remedies to minimize the effect on such fund's liquidity. No fund may invest more than 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).

PERFORMANCE ADVERTISING


     From time to time, the funds may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return. Performance data may be quoted separately for the Advisor Class and for the other classes offered by the funds.


     Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

     A quotation of yield reflects a fund's income over a stated period of time expressed as a percentage of the fund's share price.




Prospectus                              Information Regarding the Funds    15





     Yield is calculated by adding over a 30-day (or one month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

     Yields are calculated according to accounting methods that are standardized in accordance with SEC rules for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, a fund's yield may not equal the income paid on your shares or the income reported in the fund's financial statements.


     The funds may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indicies of market performance including the Standard & Poor's (S&P) 500 Index and the Dow Jones Industrial Average. Fund performance may also be compared, on a relative basis, to the other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.


     All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.





16   Information Regarding the Funds               American Century Investments



HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS


     The following section explains how to purchase, exchange and redeem Advisor Class shares of the funds offered by this Prospectus.

HOW TO PURCHASE AND SELL AMERICAN
CENTURY FUNDS


     One or more of the funds offered by this Prospectus is available as an investment option under your employer-sponsored retirement or savings plan or through or in connection with a program, product or service offered by a financial intermediary, such as a bank, broker-dealer or insurance company. Since all records of your share ownership are maintained by your plan sponsor, plan recordkeeper, or other financial intermediary, all orders to purchase, exchange and redeem shares must be made through your employer or other financial intermediary, as applicable.

     If you are purchasing through a retirement or savings plan, the administrator of your plan or your employee benefits office can provide you with information on how to participate in your plan and how to select American Century funds as an investment option.

     If you are purchasing through a financial intermediary, you should contact your service representative at the financial intermediary for information about how to select American Century funds.

     If you have questions about a fund, see "Investment Policies of the Funds,"
page  7,  or  call  one  of  our  Institutional   Service   Representatives   at
1-800-345-3533.

     Orders to purchase shares are effective on the day we receive payment. See "When Share Price is Determined," page 19.

     We may discontinue offering shares generally in the funds (including any class of shares of a fund) or in any particular state without notice to shareholders.


HOW TO EXCHANGE FROM ONE AMERICAN CENTURY
FUND TO ANOTHER

     Your plan or program may permit you to exchange your investment in the shares of a fund for shares of another fund in our family. See your plan administrator, employee benefits office or financial intermediary for details on the rules in your plan governing exchanges.

     Exchanges are made at the respective net asset values, next computed after receipt of the exchange instruction by us. If in any 90-day period, the total of the exchanges and redemptions from the account of any one plan participant or financial intermediary client exceeds the lesser of $250,000 or 1% of a fund's assets, further exchanges may be subject to special requirements to comply with our policy on large equity fund redemptions. See "Special Requirements for Large Redemptions," this page.

HOW TO REDEEM SHARES

     Subject to any restrictions imposed by your employer's plan or financial intermediary's program, you can sell ("redeem") your shares through the plan or financial intermediary at their net asset value. Your plan administrator, trustee, or financial intermediary or other designated person must provide us with redemption instructions. The shares will be redeemed at the net asset value next computed after receipt of the instructions in good order. See "When Share Price Is Determined," page 19. If you have any questions about how to redeem, contact your plan administrator, employee benefits office, or service representative at your financial intermediary, as applicable.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

     We have elected to be governed by Rule18f-1 under the Investment Company Act, which obligates each fund to redeem shares in cash, with respect to any one participant account during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although redemptions in excess of this limitation will also normally be paid in cash, we reserve the right to honor these redemptions by making payment in whole or in part in readily marketable securities (a "redemption-in-kind"). If payment is made in securities, the securities will be selected by the fund, will be valued in the same manner as they are in computing the fund's net asset value and will be provided to the




Prospectus           How to Invest with American Century Investments      17



redeeming plan participant or financial intermediary in lieu of cash without prior notice.

     If you expect to make a large redemption and would like to avoid any possibility of being paid in securities, you may do so by providing us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. Receipt of your instruction 15 days prior to the transaction provides the fund with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimizes the effect of the redemption on the fund and its remaining shareholders.

     Despite its right to redeem fund shares through a redemption-in-kind, we do not expect to exercise this option unless a fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, we expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

TELEPHONE SERVICES

INVESTORS LINE

     To request information about our funds and a current prospectus, or get answers to any questions that you may have about the funds and the services we offer, call one of our Institutional Service Representatives at 1-800-345-3533.




18 How to Invest with American Century Investments  American Century Investments




ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED


     The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of a fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except funds issued by the American Century Target Maturities Trust, net asset value is determined at the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. The net asset values for the Target Maturities funds are determined one hour prior to the close of the Exchange.

     Investments and requests to redeem or exchange shares will receive the share price next determined after we receive your investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or one of our agents before the time as of which the net asset value is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined on, the next day the Exchange is open.

     Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the time as of which the net asset value of the fund is determined.

     It is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the funds' transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the fund's procedures or any contractual arrangement with the funds or the funds' distributor in order for you to receive that day's price.


HOW SHARE PRICE IS DETERMINED

     The valuation of assets for determining net asset value may be summarized as follows:

     The portfolio securities of each fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked price is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

     Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

     The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then converted to dollars at the prevailing foreign exchange rate.

     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined, which was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.




Prospectus                      Additional Information You Should Know      19




     Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the Exchange is not open and on which a fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of a fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE


     The net asset values of the Investor Class of the funds are published in leading newspapers daily. Because the total expense ratio for the Advisor Class shares is 0.25% higher than the Investor Class, their net asset values will be lower than the Investor Class. The net asset value of the Advisor Class of each fund may be obtained by calling us.


DISTRIBUTIONS

     Distributions from net investment income are declared and paid quarterly by Strategic Allocation: Conservative and Strategic Allocation: Moderate. Such distributions are declared and paid annually by Strategic Allocation:
Aggressive. Distributions from net realized securities gains, if any, are declared and paid annually, usually in December, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act.

     Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing in taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase, made by check or ACH, may be held up to 15 days. You may elect to have distributions on shares of Individual Retirement Accounts and 403(b) plans paid in cash only if you are at least 591/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date.

     A distribution on shares of a fund does not increase the value of your shares or your total return. At any given time, the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities and undistributed dividends and interest received, less fund expenses.

     Because undistributed gains and dividends are included in the value of your shares prior to distribution, when they are distributed, the value of your shares will be reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares and then receive a portion of the purchase price back as a taxable distribution. See "Taxes," this page.

TAXES

     Each fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income taxes.

TAX-DEFERRED ACCOUNTS


     If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the funds will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.


     Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.

TAXABLE ACCOUNTS


     If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable as long-term capital gains regardless of the length of time you have held the shares on which such distributions are paid. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will




20   Additional Information You Should Know American Century Investments



be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares.

     Dividends and interest received by the funds on foreign securities, and, in limited circumstances capital gains realized by the funds upon the sale of such securities, may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect of investments by non-resident investors. The foreign taxes paid by a fund will reduce its dividends.

     Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains. See "Distributions," page 20.

     In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

     Distributions also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations, which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

     If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either we or your financial intermediary is required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed. This charge is not refundable.

     Redemption of shares of a fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and generally will be long term if shareholders have held such shares for a period of more than one year. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

MANAGEMENT

INVESTMENT MANAGEMENT


     Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the funds. Acting pursuant to an investment management agreement entered into with the funds, American Century Investment Management, Inc. serves as the investment manager of the funds. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment management services to investment companies and institutional clients since it was founded in 1958.


     In June 1995, American Century Companies, Inc. ("ACC"), the parent of the manager, acquired Benham Management International, Inc. In the acquisition, Benham Management Corporation ("BMC"), the investment advisor to the Benham Group of



Prospectus                      Additional Information You Should Know      21




mutual funds, became a wholly owned subsidiary of ACC. Certain employees of BMC provide investment management services to American Century funds, while certain American Century employees provide investment management services to Benham funds.

     The manager supervises and manages the investment portfolio of each fund and directs the purchase and sale of its investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the funds. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the funds' portfolios and the funds' asset mix as it deems appropriate in pursuit of the funds' investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the funds or of sectors of the funds as necessary between team meetings.

     The portfolio manager members of the teams managing the funds described in this Prospectus and their work experience for the last five years are as follows:




     James E. Stowers, III, President and Portfolio Manager, joined American Century in 1981. He is a member of the team that manages Growth and Ultra.


     C. Casey Colton, Portfolio Manager, joined BMC in 1990 as a Municipal Analyst. Mr. Colton was promoted to Portfolio Manager in 1995 and co-manages the Benham GNMA Income Fund.

     Phillip N. Davidson, Vice President and Portfolio Manager, joined American Century in September 1993 as a Portfolio Manager. Prior to joining American Century, Mr. Davidson served as an investment manager for Boatmen's Trust Company in St. Louis, Missouri. He is a member of the team that manages Value and Equity Income.

     Glenn A. Fogle, Vice President and Portfolio Manager, joined American Century in September 1990 as an Investment Analyst, a position he held until March 1993. At that time he was promoted to Portfolio Manager. He is a member of the team that manages Vista and Giftrust.

     Norman E. Hoops, Senior Vice President and Fixed Income Portfolio Manager, joined American Century as Vice President and Portfolio Manager in November 1989. In April 1993, he became Senior Vice President. He is a member of the team that manages Limited-Term Bond, Intermediate-Term Bond, Benham Bond and the fixed income portion of Balanced.


     Mark S. Kopinski, Vice President and Portfolio Manager, rejoined American Century in April 1997. From June 1995 to March 1997, Mr. Kopinski served as Vice President and Portfolio Manager for Federated Investors, Inc. Prior to June 1995, Mr. Kopinski was a Vice President and Portfolio Manager for American Century. He is a member of the team that manages International Growth and International Discovery and was a member of the team at its inception in 1991.


     David Schroeder, Vice President and Portfolio Manager for BMC, joined BMC in July 1990. Mr. Schroeder has primary responsibility for the day-to-day operations of the Benham Treasury Note, Benham Short-Term, and Benham Long-Term Funds. He also manages Benham Target Maturities Trust.


     John D. Seitzer, Portfolio Manager, joined American Century in June 1993 as an Investment Analyst, a position he held until July 1996. At that time he was promoted to Portfolio Manager. Prior to joining American Century, Mr. Seitzer attended Indiana University from August 1991 to June 1993, where he obtained his MBA degree. He is a member of the team that manages Vista and Giftrust.

     Henrik  Strabo,  Vice  President and  Portfolio  Manager,  joined  American
Century in 1993 as an Investment Analyst on the International Growth and International Discovery team and has been a Portfolio Manager member of the team since 1994. Prior to joining American Century, Mr. Strabo was Vice President, International Equity Sales with Barclays de Zoete Wedd from 1991 to 1993.


     Jeffrey R. Tyler, Senior Vice President and Portfolio Manager for BMC, joined BMC in January 1988 as a Portfolio Manager. Mr. Tyler supervises the team of other Portfolio Managers who assist in the management of the various investment categories of the funds. Mr. Tyler also co-manages the Benham GNMA Income Fund. He also has primary responsibility for the day-to-day operations of the Benham Capital Manager Fund and oversees the portfolio manager's operation of the Benham European Government Bond Fund.






22   Additional Information You Should Know         American Century Investments




     Peter A. Zuger, Vice President and Portfolio Manager, joined American Century in June 1993 as a Portfolio Manager. Prior to joining American Century, Mr. Zuger served as an investment manager in the Trust Department of NBD Bancorp in Detroit, Michigan. He is a member of the team that manages Value and Equity Income.

     The activities of the manager are subject only to directions of the funds' Board of Directors. The manager pays all the expenses of the funds except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

     For the services provided to the Advisor Class of the funds, the manager receives an annual fee of 0.75% of average net assets up to $1 billion and 0.65% of average net assets in excess of $1 billion for Strategic Allocation:
Conservative, 0.85% of average net assets up to $1 billion and 0.75% of average net assets in excess of $1 billion for Strategic Allocation: Moderate, and 0.95% of average net assets up to $1 billion and 0.85% of average net assets in excess of $1 billion for Strategic Allocation: Aggressive.

     On the first business day of each month, each fund pays a management fee to the manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for such fund by the aggregate average daily closing value of each fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

CODE OF ETHICS

     The funds and the manager have adopted a Code of Ethics, which restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the funds' portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES


     American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the funds. It provides facilities, equipment and personnel to the funds and is paid for such services by the manager.


     From time to time, special services may be offered to shareholders who maintain higher share balances in the American Century family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager.

     The manager and transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers Jr., Chairman of the funds' Board of Directors, controls American Century Companies by virtue of his ownership of a majority of its common stock.

DISTRIBUTION OF FUND SHARES

     The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer and an affiliate of the manager. As agent for the funds and the manager, the distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the funds' shares and/or the use of the funds' shares in various financial services. The manager (or an affiliate) pays all expenses incurred in promoting sales of, and distributing, the Advisor Class and in securing such services out of the Rule 12b-1 fees described in the section that follows.

SERVICE AND DISTRIBUTION FEES


     Rule 12b-1 adopted by the Securities and Exchange Commission under the Investment Company Act permits investment companies that adopt a written plan to pay certain expenses associated with the distribution of their shares. Pursuant to that rule, the funds' Board of Directors and the initial shareholder of the funds' Advisor Class shares have approved and adopted a Master Distribution and Shareholder Services Plan (the "Plan"). Pursuant to the Plan, each





Prospectus                       Additional Information You Should Know      23




fund pays the manager a shareholder services fee and a distribution fee, each equal to 0.25% (for a total of 0.50%) per annum of the average daily net assets of the shares of the fund's Advisor Class. The shareholder services fee is paid for the purpose of paying the costs of securing certain shareholder and administrative services, and the distribution fee is paid for the purpose of paying the costs of providing various distribution services. All or a portion of such fees are paid by the manager to the banks, broker-dealers, insurance companies or other financial intermediaries through which such shares are made available.

     The Plan has been adopted and will be administered in accordance with the requirements of Rule 12b-1 under the Investment Company Act. For additional information about the Plan and its terms, see "Master Distribution and Shareholder Services Plan" in the Statement of Additional Information. Fees paid pursuant to the Plan may be paid for shareholder services and the maintenance of accounts and therefore may constitute "service fees" for purposes of applicable rules of the National Association of Securities Dealers.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

     American Century Strategic Asset Allocations, Inc., the issuer of the funds, was organized as a Maryland corporation on April 4, 1994.

     The corporation is a diversified, open-end management investment company whose shares were first offered for sale February 15, 1996. Its business and affairs are managed by its officers under the direction of its Board of Directors.

     The principal office of the funds is American Century Tower, 4500 Main Street, P.O. Box 419385, Kansas City, Missouri 64141-6385. All inquiries may be made by mail to that address, or by telephone to 1-800-345-3533 (international calls: 816-531-5575).

     American Century Strategic Asset Allocations, Inc. issues three series of $.01 par value shares. The assets belonging to each series of shares are held separately by the custodian.


     American  Century offers three classes of each of the funds offered by this
Prospectus: an Investor Class, a Service Class, and an Advisor Class. The shares offered by this Prospectus are Advisor Class shares.

     The Investor Class is primarily made available to retail investors. The Service Class is primarily offered to institutional investors or through institutional distribution channels, such as employer-sponsored retirement plans or through banks, broker-dealers, insurance companies or other financial intermediaries. The other classes have different fees, expenses, and/or minimum investment requirements than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the Investor Class of shares, call one of our Investor Services Representatives at 1-800-345-2021. For information concerning the Service Class of shares, call one of our Institutional Service Representatives at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.


     Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, and (d) each class may have different exchange privileges.

     Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters that must be voted on separately by the series or class of shares affected. Matters affecting only one series or class are voted upon only by that series or class.

     Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

     Unless required by the Investment Company Act,




24   Additional Information You Should Know American Century Investments




it will not be necessary for the funds to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the funds' bylaws, the holders of at least 10% of the votes entitled to be cast may request the funds to hold a special meeting of shareholders. We will assist in the communication with other shareholders.

         WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.






Prospectus                        Additional Information You Should Know      25




                                      NOTES



26   Notes



                                      NOTES



                                                                      Notes   27





                                      NOTES



28   Notes




                                      NOTES



                                                                      Notes   29




     P.O. Box 419385
     Kansas City, Missouri
     64141-6385

     Person-to-person assistance:
     1-800-345-3533 or 816-531-5575

     Telecommunications Device for the Deaf:
     1-800-345-1833 or 816-753-0700

     Fax: 816-340-4655

     Internet: www.americancentury.com

                            [american century logo]
                                    American
                                  Century(sm)


     9704           [recycled logo]
     SH-BKT-7908       Recycled

                      STATEMENT OF ADDITIONAL INFORMATION

                            [American Century Logo]
                                    American
                                  Century(sm)


                                 APRIL 1, 1997


                                    AMERICAN
                                    CENTURY
                                     GROUP


                       Strategic Allocation: Conservative
                         Strategic Allocation: Moderate
                        Strategic Allocation: Aggressive


                                 [front cover]



                      STATEMENT OF ADDITIONAL INFORMATION


                                 APRIL 1, 1997




               AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.


     This Statement is not a prospectus but should be read in conjunction with the current Prospectus of American Century Strategic Asset Allocations, Inc., dated April 1, 1997. Please retain this document for future reference. To obtain the Prospectus, call American Century toll-free at 1-800-345-2021 (international calls: 816-531-5575), or write P.O. Box 419200, Kansas City, Missouri 64141-6200.


     TABLE OF CONTENTS


     Investment Objectives of the Funds .............2
     Additional Investment Restrictions .............2
     Forward Currency Exchange Contracts ............3
     Futures Contracts ..............................4
     An Explanation of Fixed
        Income Securities Ratings ...................5
     Investing in Emerging Market Countries .........7
     Short Sales ....................................7
     Portfolio Turnover .............................7
     Officers and Directors .........................8
     Management .....................................10
     Custodians .....................................11
     Independent Auditors ...........................11
     Capital Stock ..................................11
     Multiple Class Structure .......................12
     Taxes ..........................................14
     Brokerage ......................................14
     Performance Advertising ........................15
     Redemptions in Kind ............................16
     Holidays .......................................16
     Financial Statements ...........................16



     Statement of Additional Information             1


INVESTMENT OBJECTIVES OF THE FUNDS


     The investment objective of each fund comprising American Century Strategic Asset Allocations, Inc. is described on page 2 of the Prospectus. In seeking to achieve its objective, a fund must conform to certain policies, some of which are designated in the Prospectus or in this Statement of Additional Information as "fundamental" and cannot be changed without shareholder approval. The following paragraph is also a statement of fundamental policy with respect to selection of investments.


     In general, within the restrictions outlined herein, each series has broad powers with respect to investing funds or holding them uninvested. Investments are varied according to what is judged advantageous under changing economic conditions. It is our policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described below.


ADDITIONAL INVESTMENT RESTRICTIONS


     Additional fundamental policies that may be changed only with shareholder approval provide that each series of shares:

(1) Shall not, with regard to 75% of its portfolio, purchase the security of any one issuer if such purchase would cause more than 5% of the fund's assets at market to be invested in the securities of such issuer, except U.S. government securities, or if the purchase would cause more than 10% of the outstanding voting securities of any one issuer to be held in a fund's portfolio.

(2) Shall not invest for control or for management or concentrate its investment in a particular company or a particular industry. No more than 25% of the assets of a fund, exclusive of cash and U.S. government securities, will be invested in securities of any one industry.

(3) Shall not buy securities on margin nor sell short (unless it owns or by virtue of its ownership of other securities has the right to obtain securities equivalent in kind and amount to the securities sold without additional cost); however, a fund may make margin deposits in connection with the use of any financial instrument or any transaction in securities permitted by its fundamental policies.

(4)  Shall not issue any senior security.

(5)  Shall not underwrite any securities.

(6)  Shall not invest more than 15% of its assets in illiquid investments.

(7) Shall not lend its portfolio securities except to unaffiliated persons and subject to the rules and regulations adopted under the Investment Company Act. No such rules and regulations have been issued, but it is American Century's policy that such loans must be secured continuously by cash collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned or by irrevocable letters of credit. During the existence of the loan, a fund must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral; the fund must have the right to call the loan and obtain the securities loaned at any time on five days' notice, including the right to call the loan to enable the fund to vote the securities. To comply with the regulations of certain state securities administrators, such loans may not exceed one-third of the fund's net assets valued at market.

(8) Shall not borrow any money, except in an amount not in excess of 5% of the total assets of the fund and then only for emergency and extraordinary purposes. Note: This investment restriction does not prohibit escrow and collateral arrangements in connection with investment in futures contracts and related options by a fund.

(9) Shall not purchase or sell real estate, except that a fund may purchase securities of issuers that deal in real estate and may purchase securities that are secured by interests in real estate.


     The Investment Company Act imposes certain additional restrictions upon acquisition by the funds of securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership.




2                          American Century Investments



     The Investment Company Act also provides that the funds may not invest more than 25% of their assets in the securities of issuers engaged in a single industry. In determining industry groups for purposes of this standard, the Securities and Exchange Commission ordinarily uses the Standard Industry Classification codes developed by the United States Office of Management and Budget. In the interest of ensuring adequate diversification, the funds monitor industry concentration using a more restrictive list of industry groups than that recommended by the SEC. The funds believe that these classifications are reasonable and are not so broad that the primary economic characteristics of the companies in a single class are materially different. The use of these more restrictive industry classifications may, however, cause the funds to forego investment possibilities which may otherwise be available to them under the Investment Company Act.


     Neither the SEC nor any other agency of the federal or state government participates in or supervises the funds' management or their investment practices or policies.


FORWARD CURRENCY EXCHANGE CONTRACTS


     The funds conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward foreign currency exchange contracts to purchase or sell foreign currencies.


     Each fund expects to use forward contracts under two circumstances:

(1) When the manager wishes to "lock in" the U.S. dollar price of a security when a fund is purchasing or selling a security denominated in a foreign currency, the fund would be able to enter into a forward contract to do so; or

(2) When the manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, such foreign currency.

     As to the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.

     Under the second circumstance, when the manager believes that the currency of a particular country may suffer a substantial decline relative to the U.S. dollar, a fund could enter into a forward contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The fund will place cash or high-grade liquid securities in a separate account with its custodian in an amount sufficient to cover its obligation under the contract entered into under the second circumstance. If the value of the securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account equals the amount of the fund's commitments with respect to such contracts.


     The precise matching of forward contracts in the amounts and values of securities involved would not generally be possible since the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The manager does not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the manager believes that it is important to have flexibility to enter into such forward contracts when it determines that a fund's best interests may be served.


     Generally, a fund will not enter into a forward


Statement of Additional Information         3



contract with a term of greater than one year. At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an "offsetting" forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

FUTURES CONTRACTS

     As described in the Prospectus, each fund may enter into futures contracts. Unlike when a fund purchases securities, no purchase price for the underlying securities is paid by the fund at the time it purchases a futures contract. When a futures contract is entered into, both the buyer and seller of the contract are required to deposit with a futures commission merchant ("FCM") cash or high-grade debt securities in an amount equal to a percentage of the contract's value, as set by the exchange on which the contract is traded. This amount is known as "initial margin" and is held by the fund's custodian for the benefit of the FCM in the event of any default by the fund in the payment of any future obligations.

     The value of a futures contract is adjusted daily to reflect the fluctuation of the value of the underlying securities. This is a process known as marking the contract to market. If the value of a party's position declines, that party is required to make additional "variation margin" payments to the FCM to settle the change in value. The party that has a gain is generally entitled to receive all or a portion of this amount.

     The funds maintain from time to time a percentage of their assets in cash or high-grade liquid securities to provide for redemptions or to hold for future investment in securities consistent with the funds' investment objectives. The funds may enter into index futures contracts as an efficient means to expose the funds' cash position to the domestic equity market. The manager believes that the purchase of futures contracts is an efficient means to effectively be fully invested in equity securities.

     The funds intend to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the Commodity Futures Trading Commission ("CFTC") and the National Futures Association, which regulate trading in the futures markets. To do so, the aggregate initial margin required to establish such positions may not exceed 5% of the fair market value of a fund's net assets, after taking into account unrealized profits and unrealized losses on any contracts it has entered into.

     The principal risks generally associated with the use of futures include:

o the possible absence of a liquid secondary market for any particular instrument may make it difficult or impossible to close out a position when desired (liquidity risk);

o the risk that the counter party to the contract may fail to perform its obligations or the risk of bankruptcy of the FCM holding margin deposits (counter-party risk);

o the risk that the securities to which the futures contract relates may go down in value (market risk); and

o adverse price movements in the underlying securities can result in losses substantially greater than the value of a fund's investment in that instrument because only a fraction of a contract's value is required to be deposited as initial margin (leverage risk); provided, however, that the funds may not purchase leveraged futures, so there is no leverage risk involved in the funds' use of futures.

     A liquid secondary market is necessary to close out a contract. The funds may seek to manage liquidity risk by investing in exchange-traded futures. Exchange-traded futures pose less risk that there will not be a liquid secondary market than privately negotiated instruments. Through their clearing corporations, the futures exchanges guarantee the performance of the contracts.

     Futures contracts are generally settled within a day




4                          American Century Investments




from the date they are closed out, as compared to three days for most types of equity securities. As a result, futures contracts can provide more liquidity than an investment in the actual underlying securities. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Liquidity may also be influenced by an exchange-imposed daily price fluctuation limit, which halts trading if a contract's price moves up or down more than the established limit on any given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until liquidity in the market is re-established. As a result, such fund's access to other assets held to cover its futures positions also could be impaired until liquidity in the market is re-established.

     The funds manage counter-party risk by investing in exchange-traded index futures. In the event of the bankruptcy of the FCM that holds margin on behalf of a fund, that fund may be entitled to the return of margin owed to such fund only in proportion to the amount received by the FCM's other customers. The manager will attempt to minimize the risk by monitoring the creditworthiness of the FCMs with which the funds do business.


AN EXPLANATION OF FIXED INCOME SECURITIES RATINGS

     As described in the Prospectus, the funds may invest in fixed income securities. The fixed income securities that comprise part of a fund's bond portfolio will primarily be limited to investment grade obligations, provided, that Strategic Allocation: Moderate may invest up to 5% of its assets, and Strategic Allocation: Aggressive may invest up to 10% of its assets, in high yield securities. In addition, each fund may invest a portion of its equity portfolio in convertible securities, which may be rated below investment grade (but not below B- by S&P or B3 by Moody's).

     Fixed income securities ratings provide the manager with current assessment of the credit rating of an issuer with respect to a specific fixed income security. The following is a description of the rating categories utilized by the rating services referenced in the Prospectus disclosure:

     The following summarizes the ratings used by Standard & Poor's Corporation for bonds:

     AAA-This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     AA-Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only to a small degree.

     A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

     BB-Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

     B-Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC-Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and



Statement of Additional Information         5




     repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

     CC-The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

     C-The rating C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     CI-The rating CI is reserved for income bonds on which no interest is being paid.

     D-Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

     The following summarizes the ratings used by Moody's Investors Service, Inc. for bonds:

     Aaa-Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa-Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

     A-Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment some time in the future.

     Baa-Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

     Ba-Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded, during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

     B-Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa-Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca-Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C-Bonds that are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers 1, 2 and 3 in each generic rating category from Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the




6                          American Century Investments



modifier 3 indicates a ranking in the lower end of that generic rating category.

     In the event any of a fund's fixed income securities are downgraded from one category to another by a securities ratings agency, the manager intends to evaluate the reasons for such downgrade and other available information regarding the issuer and will take action it deems appropriate regarding whether or not to continue holding such securities.


INVESTING IN EMERGING MARKET COUNTRIES


     Strategic Allocation: Moderate and Strategic Allocation: Aggressive may invest a portion of their international holdings in securities of issuers in emerging market countries. Investing in securities of issuers in emerging market countries involves exposure to significantly higher risk than investing in countries with developed markets. Emerging market countries may have economic structures that are generally less diverse and mature, and political systems that can be expected to be less stable than those of developed countries.

     Securities prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, emerging market countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation confiscatory taxation or in certain instances, reversion to closed-market, centrally planned economics. Such countries may also have less protection of property rights than developed countries.

     The economies of emerging market countries may be predominantly based on only a few industries or may be dependent on revenues from particular commodities or on international aid of developmental assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and in volatility in the price of securities traded on those markets. Also, securities markets in emerging market countries typically offer less regulatory protection for investors.

SHORT SALES

     A fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost.

     In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If a fund engages in a short sale, the collateral account will be maintained by the fund's custodian. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.


     A fund may make a short sale, as described above, when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In such a case, any future losses in the fund's long position in substantially identical securities may not become deductible for tax purposes until all or some part of the short position has been closed.


PORTFOLIO TURNOVER

     With respect to each series of shares, the manager will purchase and sell securities without regard to the length of time the security has been held. Accordingly, the rate of portfolio turnover may be greater than other investment companies with similar investment objectives.

     The funds intend to purchase a given security whenever the manager believes it will contribute to the stated objective of a fund, even if the same security has only recently been sold. In selling a given security, the manager keeps in mind that (1) profits from sales of securities held less than three months must be limited in order to meet the requirements of



Statement of Additional Information         7





Subchapter M of the Internal Revenue Code, and (2) profits from sales of securities are taxed to shareholders. Subject to those considerations, a fund will sell a given security, no matter for how long or how short a period it has been held in the portfolio, and no matter whether the sale is at a gain or at a loss, if the manager believes that the security is not fulfilling its purpose, either because, among other things, it did not live up to the manager's expectations, or because it may be replaced with another security holding greater promise, or because it has reached its optimum potential, or because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.


     When a general decline in securities prices is anticipated, a fund may decrease its position in such category and increase its position in one or both of the other asset categories, and when a rise in price levels is anticipated, a fund may increase its position in such category and decrease its position in the other categories. However, the funds will, under most circumstances, be essentially fully invested within the operating ranges set forth in the Prospectus.

     Since investment decisions are based on the anticipated contribution of the security in question to a fund's objectives, the manager believes that the rate of portfolio turnover is irrelevant when it believes a change is in order to achieve those objectives, and a fund's annual portfolio turnover rate cannot be anticipated and may be comparatively high. This disclosure regarding portfolio turnover is a statement of fundamental policy and may be changed only by a vote of the shareholders.

     Since the manager does not take portfolio turnover rate into account in making investment decisions, (1) the manager has no intention of accomplishing any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as a representation of the rates which will be attained in the future.


OFFICERS AND DIRECTORS

     The principal officers and directors of the corporation, their principal business experience during the past five years, and their affiliations with the funds' investment manager, American Century Investment Management, Inc. and its transfer agent, American Century Services Corporation, are listed below. Unless otherwise noted, the business address of each director and officer is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. All persons named as officers of the Corporation also serve in similar capacities for other funds advised by the manager. Those directors that are "interested persons" as defined in the Investment Company Act of 1940 are indicated by an asterisk(*).

     James E. Stowers Jr.,* Chairman of the Board and Director; Chairman of the Board, Director and controlling shareholder of American Century Companies, Inc., parent corporation of American Century Investment Management, Inc. and American Century Services Corporation; Chairman of the Board and Director of American Century Investment Management, Inc. and American Century Services Corporation; father of James E. Stowers III.

     James E. Stowers III,* President, Chief Executive Officer and Director; President, Chief Executive Officer and Director, American Century Companies, Inc., American Century Investment Management, Inc. and American Century Services Corporation.

     Thomas A. Brown, Director; 2029 Wyandotte, Kansas City, Missouri; Chief Executive Officer, Associated Bearing Company, a corporation engaged in the sale of bearings and power transmission products.

     Robert W. Doering, M.D., Director; 6420 Prospect, Kansas City, Missouri; general surgeon.

     D. D. (Del) Hock, Director; 1225 Seventeenth Street #900, Denver, Colorado; Chairman, President and Chief Executive Officer, Public Service Company of Colorado.

     Linsley L. Lundgaard, Vice Chairman of the Board and Director; 18648 White Wing Drive, Rio Verde, Arizona; retired; formerly Vice President and National Sales Manager, Flour Milling Division, Cargill, Inc.

     Donald H. Pratt, Director; P.O. Box 419917, Kansas City, Missouri; President, Butler Manufacturing Company.

     Lloyd T. Silver Jr., Director; 2300 West 70th Terrace, Mission Hills, Kansas; President, LSC, Inc., manufacturer's representative.

     M. Jeannine Strandjord, Director; 908 West 121st Street, Kansas City, Missouri; Senior Vice President and Treasurer, Sprint Corporation.

     William M. Lyons, Executive Vice President, Chief Operating Officer, Secretary and General Counsel;




8                          American Century Investments





Executive Vice President, Chief Operating Officer and General Counsel, American Century Companies, Inc., American Century Investment Management, Inc. and American Century Services Corporation.

     Robert T. Jackson, Executive Vice President and Principal Financial Officer; Executive Vice President and Treasurer, American Century Companies, Inc., American Century Investment Management, Inc. and American Century Services Corporation; formerly Executive Vice President, Kemper Corporation.

     Maryanne Roepke, CPA, Vice President, Treasurer and Principal Accounting Officer; Vice President, American Century Services Corporation.

     Patrick A. Looby, Vice President; Vice President, American Century Services Corporation.

     Merele A. May, Controller.

     The Board of Directors has established four standing committees: the Executive Committee, the Audit Committee, the Compliance Committee and the Nominating Committee.

     Messrs. Stowers Jr., Stowers III and Lundgaard constitute the Executive Committee of the Board of Directors. The committee performs the functions of the Board of Directors between meetings of the Board, subject to the limitations on its power set out in the Maryland General Corporation Law, and except for matters required by the Investment Company Act to be acted upon by the whole Board.


     Messrs. Lundgaard (chairman), Doering and Hock and Ms. Strandjord constitute the Audit Committee. The functions of the Audit Committee include recommending the engagement of the funds' independent auditors, reviewing the arrangements for and scope of the annual audit, reviewing comments made by the independent auditors with respect to internal controls and the considerations given or the corrective action taken by management and reviewing nonaudit services provided by the independent auditors.


     Messrs. Brown (chairman), Pratt and Silver constitute the Compliance Committee. The functions of the Compliance Committee include reviewing the results of the funds' compliance testing program, reviewing quarterly reports from the manager to the Board regarding various compliance matters and monitoring the implementation of the funds' Code of Ethics, including any violations thereof.

     The Nominating Committee has as its principal role the consideration and recommendation of individuals for nomination as directors. The names of potential director candidates are drawn from a number of sources, including recommendations from members of the Board, management and shareholders. This committee also reviews and makes recommendations to the Board with respect to the composition of Board committees and other Board-related matters, including its organization, size, composition, responsibilities, functions and compensation. The members of the nominating committee are Messrs. Pratt (chairman), Lundgaard and Stowers III.


     The Directors of the corporation also serve as Directors for other funds advised by the manager. Each Director who is not an "interested person" as defined in the Investment Company Act receives for service as a member of the Board of all six of such companies an annual director's fee of $44,000, and an additional fee of $1,000 per regular Board meeting attended and $500 per special Board meeting and committee meeting attended. In addition, those directors who are not "interested persons" and serve as chairman of a committee of the Board of Directors receive an additional $2,000 for such services. These fees and expenses are divided among the six investment companies based upon their relative net assets. Under the terms of the management agreement with the manager, the funds are responsible for paying such fees and expenses. Set forth below is the aggregate compensation paid for the periods indicated by the funds and by the American Century family of funds as a whole to each Director who is not an "interested person" as defined in the Investment Company Act.




                                  Aggregate      Total Compensation from
                                Compensation      the American Century
Director                   from the corporation1     Family of Funds2
------------------------------------------------------------------------
Thomas A. Brown                     $243              $46,333
Robert W. Doering, M.D.             225                42,833
Linsley L. Lundgaard                244                46,333
Donald H. Pratt                     234                44,667
Lloyd T. Silver, Jr.                233                44,333
M. Jeannine Strandjord              231                43,833
John M. Urie3                       216                37,167
D. D. (Del) Hock3                    27                 8,833
-----------------------------------------------------------------------


1 Includes compensation actually paid by the corporation from February 15, 1996 through November 30, 1996.

2 Includes compensation paid by the fifteen investment company members of the American Century family of funds for the calendar year ended December 31, 1996.

3 Mr. Hock replaced Mr. Urie as an independent director effective October 31, 1996.




Statement of Additional Information         9





     Those Directors who are "interested persons," as defined in the Investment Company Act, receive no fee as such for serving as a Director. The salaries of such individuals, who also are officers of the funds, are paid by the manager.

MANAGEMENT

     A description of the responsibilities and method of compensation of the funds' investment manager, American Century Investment Management, Inc., appears in the Prospectus under the caption "Management."


     During the period ended November 30, 1996, the management fees of the manager were:


                                          For the period ended
Fund                                       November 30, 1996
------------------------------------------------------------------
Strategic Allocation: Conservative
   Management fees                           $ 118,774
   Average net assets                       16,741,548
Strategic Allocation: Moderate
   Management fees                             292,871
   Average net assets                       34,070,475
Strategic Allocation: Aggressive
   Management fees                             217,333
   Average net assets                       24,464,346
------------------------------------------------------------------


     The Advisor Class of the funds commenced operations on October 2, 1996. The management fees shown above include $4,575 paid on Advisor Class shares of Strategic Allocation: Conservative, $9,815 paid on Advisor Class shares of
Strategic Allocation: Moderate and $8,332 paid on Advisor Class shares of Strategic Allocation: Aggressive for the 59 day period ended November 30, 1996.

     The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by (i) the funds' Board of Directors, or by the vote of a majority of outstanding votes (as defined in the Investment Company Act) and (ii) by the vote of a majority of the Directors of the funds who are not parties to the agreement or interested persons of the manager, cast in person at a meeting called for the purpose of voting on such approval.

     The management agreement provides that it may be terminated at any time without payment of any penalty by the funds' Board of Directors, or by a vote of a majority of the funds' shareholders, on 60 days' written notice to the manager, and that it shall be automatically terminated if it is assigned.

     The management agreement provides that the manager shall not be liable to the funds or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

     The management agreement also provides that the manager and its officers, directors and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.


     Certain investments may be appropriate for the funds and also for other clients advised by the manager. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investment generally. A particular security may be bought or sold for only one client or series, or in different amounts and at different times for more than one but less than all clients or series. In addition, purchases or sales of the same security may be made for two or more clients or series on the same date. Such transactions will be allocated among clients in a manner believed by the manager to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.


     The manager may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the manager believes that such aggregation provides the best execution for the funds. The funds' Board of Directors has approved the policy of the manager with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The manager will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The manager receives no additional compensation or remuneration as a result of such aggregation.





10                         American Century Investments







     In addition to managing the funds, on February 28, 1997, the manager was also acting as an investment adviser to 12 institutional accounts and to five registered investment companies, American Century Mutual Funds, Inc., American Century World Mutual Funds, Inc., American Century Premium Reserves, Inc., TCI Portfolios, Inc. and American Century Capital Portfolios, Inc.


     American Century Services Corporation provides physical facilities, including computer hardware and software and personnel, for the day-to-day administration of the funds and of the manager. The manager pays American Century Services Corporation for such services.

     As stated in the Prospectus, all of the stock of American Century Services Corporation and American Century Investment Management, Inc. is owned by American Century Companies, Inc.

CUSTODIANS

     The Chase Manhattan Bank, 770 Broadway, 10th floor, New York, New York 10003-9598, Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, and United Missouri Bank of Kansas City, N.A., 10th and Grand, Kansas City, Missouri 64105, each serves as custodian of assets of the funds. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT AUDITORS


     At a meeting held on December 12, 1996, the Board of Directors of the corporation appointed Deloitte & Touche LLP, 1010 Grand Avenue, Kansas City, Missouri 64106, as the independent auditors of the funds to examine the financial statements of the funds for the fiscal year ending November 30, 1997. The appointment of Deloitte & Touche was recommended by the Audit Committee of the Board of Directors. As the independent auditors of the funds, Deloitte & Touche will provide services including (1) audit of the annual financial statements, (2) assistance and consultation in connection with SEC filings and
(3) review of the annual federal income tax return filed for each fund by American Century.

     Ernst & Young LLP, One Kansas City Place, 1200 Main Street, Kansas City, Missouri 64105, served as independent auditors for the funds for the period ended November 30, 1996.


CAPITAL STOCK

     The funds' capital stock is described in the Prospectus under the heading "Further Information About American Century."

     The corporation currently has three series of shares outstanding. Each series of shares is further divided into three classes. The funds may in the future issue one or more additional series or class of shares without a vote of the shareholders. The assets belonging to each series or class of shares are held separately by the custodian and the shares of each series or class represent a beneficial interest in the principal, earnings and profits (or losses) of investment and other assets held for that series or class. Your rights as a shareholder are the same for all series or classes of securities unless otherwise stated. Within their respective series or class, all shares will have equal redemption rights. Each share, when issued, is fully paid and non-assessable. Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value represented by such share on all questions.

     In the event of complete liquidation or dissolution of the funds, shareholders of each series or class of shares will be entitled to receive, pro rata, all of the assets less the liabilities of that series or class.


     As of February 28, 1997, in excess of 5% of the outstanding shares of the following funds were owned of record by:


Name of                             Shareholder
Fund                                and Percentage
----------------------------------------------------------------------------
Strategic Allocation:
Conservative                        American Century Companies, Inc. - 33.5%


                                    The Chase Manhattan Bank NA Trustee
                                    GEC-USA Employees Savings and Investment
                                    Trust - 17.8%

                                    James B. Anderson Trustee American Chamber of Commerce Executives Amended & Restated MPP Plan and Trust - 6.2%


Strategic Allocation:
Moderate The Chase Manhattan Bank NA Trustee GEC-USA Employees Savings and Investment Trust - 20.7%



Statement of Additional Information         11





Name of                             Shareholder
Fund                                and Percentage
----------------------------------------------------------------------------
Strategic Allocation:
Moderate                            UMB Bank NA Trustee Lincare Inc. Employees
                                    Salary Reduction Thrift Plan and Trust- 5.7%


                                    Chase Manhattan Bank NA Trustee Hazeltine
                                    Corporation and Subsidiaries Companies
                                    Ret/Savings Plan and Trust - 5.1%


Strategic Allocation:
Aggressive                          The Chase Manhattan Bank NA Trustee GEC-
                                    USA Employees Savings and Investment
                                    Trust - 22.3%

                                    James B. Anderson Trustee American Chamber
                                    of Commerce Executives Amended & Restated
                                    MPP Plan and Trust - 5.5%
----------------------------------------------------------------------------


MULTIPLE CLASS STRUCTURE

     The funds' Board of Directors has adopted a multiple class plan (the "Multiclass Plan") pursuant to Rule 18f-3 adopted by the Securities and Exchange Commission ("SEC"). Pursuant to such plan, the funds may issue up to three classes of shares: an Investor Class, a Service Class and an Advisor Class.

     The  Investor  Class  is  made  available  to  investors  directly  by  the investment manager through its affiliated broker dealer, American Century Investment Services, Inc., for a single unified management fee, without any load or commission. The Service and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the manager as Investor Class shareholders. As a result, the manager is able to charge these classes a lower management fee. In addition to the management fee, however, Service Class shares are subject to a Shareholder Services Plan (described below), and the Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan (also described below). Both plans have been adopted by the funds' Board of Directors and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1


     Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors and initial shareholder of the funds' Service Class and Advisor Class have approved and entered into a Shareholder Services Plan, with respect to the Service Class, and a Master Distribution and Shareholder Services Plan, with respect to the Advisor Class (collectively, the "Plans"). Both Plans are described below.


     In adopting the Plans, the Board of Directors (including a majority of directors who are not "interested persons" of the funds (as defined in the Investment Company Act), hereafter referred to as the "independent directors") determined that there was a reasonable likelihood that the Plans would benefit the funds and the shareholders of the affected classes. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plans is presented to the Board of Directors quarterly for its consideration in connection with its deliberations as to the continuance of the Plans. Continuance of the Plans must be approved by the Board of Directors (including a majority of the independent directors) annually. The Plans may be amended by a vote of the Board of Directors (including a majority of the independent directors), except that the Plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.

     All fees paid under the plans will be made in accordance with Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers.

Shareholder Services Plan

     As described in the Prospectus, the funds' Service Class of shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries, such as banks, broker-dealers and insurance companies. In such circumstances, certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary. To enable the funds' shares to be made available through such plans





12                         American Century Investments





and financial intermediaries, and to compensate them for such services, the funds' investment manager has reduced its management fee by 0.25% per annum with respect to the Service Class shares and the funds' Board of Directors has adopted a Shareholder Services Plan. Pursuant to the Shareholder Services Plan, the Service Class shares pay a shareholder services fee of 0.25% annually of the aggregate average daily net assets of the funds' Service Class shares.

     American Century Investment Services, Inc. (the "Distributor") enters into contracts with each financial intermediary for the provision of certain shareholder services and utilizes the shareholder services fees under the Shareholder Services Plan to pay for such services. Payments may be made for a variety of shareholder services, including, but are not limited to, (1) receiving, aggregating and processing purchase, exchange and redemption request from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment medium) of shares and placing purchase, exchange and redemption orders with the Distributor; (2) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (3) processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses; (4) providing and maintaining elective services such as check writing and wire transfer services;
(5) acting as shareholder of record and nominee for beneficial owners; (6) maintaining account records for shareholders and/or other beneficial owners; (7) issuing confirmations of transactions; (8) providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting; (9) preparing and forwarding shareholder communications from the funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners;
(10) providing other similar administrative and sub-transfer agency services; and (11) paying "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD (collectively referred to as "Shareholder Services"). Shareholder Services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Master Distribution and Shareholder Services Plan

     As described in the Prospectus, the funds' Advisor Class of shares are also made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries, such as banks, broker-dealers and insurance companies. The Distributor enters into contracts with various banks, broker dealers, insurance companies and other financial intermediaries with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

     As with the Service Class, certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

     To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds' investment manager has reduced its management fee by 0.25% per annum with respect to the Advisor Class shares and the funds' Board of Directors has adopted a Master Distribution and Shareholder Services Plan (the "Distribution Plan"). Pursuant to such Plan, the Advisor Class shares pay a fee of 0.50% annually of the aggregate average daily net assets of the funds' Advisor Class shares, 0.25% of which is paid for Shareholder Services (as described above) and 0.25% of which is paid for distribution services.

     Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to, (1) the payment of sales commission, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to Selling Agreements; (2) compensation to registered representatives or other employees of Distributor who engage in or support distribution of the funds' Advisor



Statement of Additional Information         13






Class shares; (3) compensation to, and expenses (including overhead and telephone expenses) of, Distributor; (4) the printing of prospectuses, statements of additional information and reports for other than existing shareholders; (5) the preparation, printing and distribution of sales literature and advertising materials provided to the funds' shareholders and prospective shareholders; (6) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports; (7) the providing of facilities to answer questions from prospective investors about fund shares; (8) complying with federal and state securities laws pertaining to the sale of fund shares; (9) assisting investors in completing application forms and selecting dividend and other account options; (10) the providing of other reasonable assistance in connection with the distribution of fund shares; (11) the organizing and conducting of sales seminars and payments in the form of transactional compensation or promotional incentives; (12) profit on the foregoing; (13) the payment of "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD and (14) such other distribution and services activities as the manager determines may be paid for by the funds pursuant to the terms of this Agreement and in accordance with Rule 12b-1 of the Investment Company Act.

TAXES


     Each fund has elected to be taxed under Subchapter M of the Internal Revenue Code as a regulated investment company. If they qualify, they will not be subject to U.S. federal income tax on net ordinary income and net capital gains, which are distributed to its shareholders within certain time periods specified in the Code. Amounts not distributed on a timely basis would be subject to federal and state corporate income tax and to a nondeductible 4% excise tax.

     Distributions by the funds from net investment income and net short-term capital gains are taxable to shareholders as ordinary income. The dividends received deduction available to corporate shareholders for dividends received from a fund will apply to ordinary income distributions only to the extent that they are attributable to the fund's dividend income from U.S. corporations. In addition, the dividends received deduction will be limited if the shares with respect to which the dividends are received are treated as debt-financed or are deemed to have been held less than 46 days by a fund.


     Distributions from net long-term capital gains are taxable to a shareholder as long-term capital gains regardless of the length of time the shares on which such distributions are paid have been held by the shareholder. However, shareholders should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to the shareholder with respect to such shares.

     Redemption of shares of a fund will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be long term if shareholders have held such shares for a period of more than one year. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Internal Revenue Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.


     In addition to the federal income tax consequences described above relating to an investment in shares of the funds, there may be other federal, state or local tax considerations that depend upon the circumstances of each particular investor. Prospective shareholders are therefore urged to consult their tax advisors with respect to the effect of this investment on their own situations.


BROKERAGE


     Under the management agreement between the funds and the manager, the manager has the responsibility of selecting brokers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the manager may take into consideration the factors discussed under this caption when selecting brokers.






14                         American Century Investments







     The manager receives statistical and other information and services without cost from brokers and dealers. The manager evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The manager proposes to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of the services required to be performed by the manager. The manager does not utilize brokers who provide such information and services for the purpose of reducing the expense of providing required services to the funds.

     In the period from February 15, 1996 (inception) through November 30, 1996, brokerage commissions paid by each fund were as follows:


                                            Period ended
Fund                                      November 30, 1996
----------------------------------------------------------------
Strategic Allocation: Conservative          $22,060
Strategic Allocation: Moderate               81,203
Strategic Allocation: Aggressive             74,216
----------------------------------------------------------------

     The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions because of the value of the brokerage and/or research services provided by the broker. Research services furnished by brokers through whom the funds effect securities transactions may be used by the manager in servicing all of its accounts, and not all such services may be used by the manager in managing the portfolios of the funds.

     The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the manager believe that the facilities, expert personnel and technological systems of a broker enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds normally place their over-the-counter transactions with principal market makers but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

PERFORMANCE ADVERTISING

Fund Performance

     Individual fund performance may be compared to various indices including the Standard & Poor's (S&P) 500 Index, the Dow Jones Industrial Average, the Lehman Aggregate Bond Index and the Three-Month Treasury Bill Index.

     Average annual total return is calculated by determining each fund's cumulative total return for the stated period and then computing the annual compound return that would produce the cumulative total return if the fund's performance had been constant over that period. The following table sets forth the cumulative total return since inception for the Investor Class of the funds for the period from February 15, 1996 through November 30, 1996. Cumulative total return includes all elements of return, including reinvestment of dividends and capital gains distribution. Annualization of a fund's return assumes that the partial year performance will be constant throughout the period. Actual return through the period may be greater or less than the annualized data.

Fund                                Cumulative Total Return1
-----------------------------------------------------------------------
Strategic Allocation: Conservative           7.02%
Strategic Allocation: Moderate               9.91%
Strategic Allocation: Aggressive            10.60%
-----------------------------------------------------------------------

1For the period February 15, 1996 (inception) through November 30, 1996.

     The funds also may elect to advertise cumulative total return and average annual total return, computed as described above, over periods of time other than one, five and 10 years and cumulative total return over various time periods.

Additional Performance Comparisons

     Investors may judge the performance of the funds by comparing their performance to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. Standard & Poor's Corporation, Shearson Lehman Brothers, Inc., J. P. Morgan & Company, Salomon Brothers, Inc.,




Statement of Additional Information         15




the Morgan Stanley Capital International EAFE (Europe, Australia and Far East) Index, Donoghue's Money Fund Average, the Bank Rate Monitor National Index of 21/2-year CD rates, IFC Global Composite Index, and to composite indices consisting of two or more of the above to more accurately reflect fund holdings, and to data prepared by Lipper Analytical Services, Inc. or Morningstar, Inc., and to the Consumer Price Index. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, Pensions and Investments, U.S.A. Today, and other similar publications or services. In addition to performance information, general information about the funds that appears in a publication such as those mentioned above or in the Prospectus under the heading "Performance Advertising" may be included in advertisements and in reports to shareholders.

Permissible Advertising Information

     From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders:

(1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging);

(2)  discussions of general economic trends;

(3)  presentations of statistical data to supplement such discussions;

(4) descriptions of past or anticipated portfolio holdings for one or more of the funds;

(5)  descriptions of investment strategies for one or more of the funds;

(6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds). which may or may not include the funds;

(7) comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks;

(8)  discussions   of  fund   rankings   or   ratings  by   recognized   ratings
     organizations; and

(9) testimonials describing the experience of persons that have invested in one or more of the funds.

     The funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.

REDEMPTIONS IN KIND

     The funds' policy with regard to large  redemptions  is described in detail
in  the  Prospectus   under  the  heading   "Special   Requirements   for  Large
Redemptions."

     The funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, pursuant to which the funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The securities delivered will be selected at the sole discretion of the manager and will not necessarily be representative of the entire portfolio and will be securities that the manager regards as least desirable. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described in the Prospectus under the heading "How Share Price is Determined," and such valuation will be made as of the same time the redemption price is determined.

HOLIDAYS

     The funds do not determine the net asset value of its shares on days when the New York Stock Exchange is closed. Currently, the Exchange is closed on Saturdays and Sundays and on holidays, namely New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

FINANCIAL STATEMENTS


     The financial statements of the funds for the period February 15, 1996 (inception) to November 30, 1996, are included in the annual report to shareholders for that period which is incorporated herein by reference. You may receive copies of the annual report without charge upon request to the funds at the






16                         American Century Investments






address and phone number shown on page 1 of this Statement of Additional Information.





Statement of Additional Information         17



     P.O. Box 419200
     Kansas City, Missouri
     64141-6200

     Person-to-person assistance:
     1-800-345-2021 or 816-531-5575

     Automated Information Line:
     1-800-345-8765

     Telecommunications Device for the Deaf:
     1-800-634-4113 or 816-753-1865

     Fax: 816-340-7962
     Internet: www.americancentury.com

                            [American Century logo]
                                    American
                                  Century(sm)


     9703           [recycled logo]
     SH-BKT-8223       Recycled

PART C.   OTHER INFORMATION.

ITEM 24.  Financial Statements and Exhibits

          (a)  Financial Statements

               (i)  Financial Statements filed in Part A of the Registration
                    Statement:

                    1.   Financial Highlights

               (ii) Financial Statements filed in Part B of the Registration
                    Statement (each of the following financial statements is contained in the Registrant's Annual Report dated November 30, 1996, and which is incorporated by reference into Part B of this Registration Statement):

                    1.   Statements of Assets and Liabilities at November 30,
                         1996.

                    2. Statements of Operations for the year ended November 30, 1996.

                    3. Statements of Changes in Net Assets for the year ended November 30, 1996.

                    4.   Notes to Financial Statements as of November 30, 1996.

                    5.   Schedule of Investments as of November 30, 1996.

                    6. Report of Independent Certified Public Accountants dated January 3, 1997.

          (b) Exhibits (all exhibits not filed herewith are being incorporated herein by reference).

               1.   (a)  Articles of Incorporation of Twentieth Century
                         Strategic Asset Allocations, Inc.(filed electronically as an exhibit to Pre-Effective Amendment No. 3 on Form N-1A on December 1, 1995, File No. 33-79482).


                    (b) Articles of Amendment of Twentieth Century Strategic Asset Allocations, Inc., dated November 28, 1995 (filed electronically as an exhibit to Pre-Effective Amendment No. 3 on Form N-1A on December 1, 1995, File No. 33-79482).


                    (c) Articles Supplementary of Twentieth Century Strategic Asset Allocations, Inc., dated December 28, 1995 (filed electronically as an exhibit to Pre-Effective Amendment No. 4 on Form N-1A on February 5, 1996, File No. 33-79482).

                    (d) Articles of Amendment of Twentieth Century Strategic Asset Allocations, Inc., dated January 30, 1996 (filed electronically as an exhibit to Pre-Effective Amendment No. 4 on Form N-1A on February 5, 1996, File No. 33-79482).

                    (e) Articles Supplementary of Twentieth Century Strategic Asset Allocations, Inc., dated January 30, 1996 (filed electronically as an exhibit to Pre-Effective Amendment No. 4 on Form N-1A on February 5, 1996, File No. 33-79482).

                    (f) Articles of Amendment of Twentieth Century Strategic Asset Allocations, Inc., dated December 2, 1996 (filed herewith as EX-99.B1f).

                    (g) Articles Supplementary of American Century Strategic Asset Allocations, Inc., dated December 2, 1996 (filed herewith as EX-99.B1g).

               2. By-Laws of Twentieth Century Strategic Asset Allocations, Inc (filed electronically as an exhibit to Pre-Effective Amendment No. 3 on Form N-1A on December 1, 1995, File No. 33-79482).

               3.   Voting Trust Agreements:

                         NONE

               4. Specimen copy of stock certificate - all series(filed herewith as EX-99.B4).


               5.   (a)  Management Agreement, dated as  of February 1, 1996, by and between Twentieth Century Strategic Asset Allocations, Inc. and Investors Research Corporation (filed electronically as an exhibit to Pre-Effective Amendment No. 4 on Form N-1A on February 5, 1996, File No. 33-79482).

                    (b) Management Agreement - Advisor Class between Twentieth Century Strategic Asset Allocations, Inc. and Investors Research Corporation dated September 1, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 1 on Form N-1A on August 14, 1996, File No. 33-79482).

                    (c) Management Agreement - Service Class between Twentieth Century Strategic Asset Allocations, Inc. and Investors Research Corporation dated September 1, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 1 on Form N-1A on August 14, 1996, File No. 33-79482).


               6. Distribution Agreement between TCI Portfolios, Inc., Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Premium Reserves, Inc., Twentieth Century Strategic Asset Allocations, Inc., Twentieth Century World Investors, Inc., and Twentieth Century Securities, Inc. dated September 3, 1996 (filed electronically as an exhibit to Post-Effective Amendment No. 75 on form N-1A of Twentieth Century Investors, Inc., File No. 2-14213).



               7.   Bonus and Profit Sharing Plan, Etc.:

                         NONE

               8.   (a)  Custodian Agreement, dated as of February 1, 1996, by and between Twentieth Century Strategic Asset Allocations, Inc. and The Chase Manhattan Bank, N.A. (filed electronically as an exhibit to Pre-Effective Amendment No. 4 on Form N-1A on February 5, 1996, File No. 33-79482).

                    (b) Custody Agreement, dated September 12, 1995, by and among United Missouri Bank of Kansas City, N.A., Investors Research Corporation, Twentieth Century Investors, Inc., Twentieth Century World Investors, Inc., Twentieth Century Premium Reserves, Inc., and Twentieth Century Capital Portfolios, Inc. (filed electronically as an exhibit to Pre-Effective Amendment No. 4 on Form N-1A on February 5, 1996, File No. 33-79482).

                    (c) Amendment No. 1 to Custody Agreement, dated January 25, 1996, by and among the United Missouri Bank of Kansas City, N.A., Investors Research Corporation, Twentieth Century Investors, Inc., Twentieth Century World Investors, Inc., Twentieth Century Premium Reserves, Inc., Twentieth Century Capital Portfolios, Inc., and Twentieth Century Strategic Asset Allocations, Inc. (filed electronically as an exhibit to Pre-Effective Amendment No. 4 on Form N-1A on February 5, 1996, File No. 33-79482).

                    (d) Custodian Agreement for ACH transactions, dated as of February 1, 1996, by and between Twentieth Century Strategic Asset Allocations, Inc. and United Missouri Bank of Kansas City, N.A. (filed electronically as an exhibit to Pre-Effective Amendment No. 4 on Form N-1A on February 5, 1996, File No. 33-79482).

                    (e) Global Custody Agreement between The Chase Manhattan Bank and The Twentieth Century and Benham Funds, dated August 9, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 31 on Form N1-A of American Century Government Income Trust, File No. 2-99222).

                    (f) Master Agreement between Commerce Bank, N.A. and Twentieth Century Services, Inc. dated January 22, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 76 on Form N-1A of American Century Mutual Funds, Inc., File No. 2-14213).

               9. Transfer Agency Agreement, dated as of February 1, 1996, by and between Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century Services, Inc. (filed electronically as an exhibit to Pre-Effective Amendment No. 4 on Form N-1A on February 5, 1996, File No. 33-79482).

               10.  Opinion and Consent of Counsel (filed herewith as
                    EX-99.B10).

               11.  Consent of Ernst & Young LLP (filed herewith as EX-99.B11).

               12. Annual Report dated November 30, 1996 (filed electronically on January 29, 1997).

               13.  Agreements of Initial Capital, Etc.:

                         NONE

               14. Model Retirement Plans (filed on May 6, 1991, as Exhibits 14(a)-(d) to Pre-Effective Amendment No.2 to the Registration Statement on Form N-1A of Twentieth Century World Investors, Inc., File No. 33-39242).

               15.  (a)  Master Distribution and Shareholder Services Plan of
                         Twentieth Century Capital Portfolios, Inc. Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. (Advisor Class) dated September 3, 1996 (filed electronically as an exhibit to Post-Effective Amendment No. 75 on Form N-1A of Twentieth Century Investors, Inc., File No. 2-14213).

                    (b) Shareholder Services Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc., and Twentieth Century World Investors, Inc. (Service Class) dated September 3, 1996 (filed electronically as an exhibit to Post-Effective Amendment No. 75 on Form N-1A of Twentieth Century Investors, Inc., File No. 2-14213).

               16. Schedule of Computation for Performance Advertising Quotations (filed herewith as EX-99.B19).

               17.  Power of Attorney (filed herewith as EX-99.B17).

               18. Multiple Class Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. dated September 3, 1996, (filed electronically as an exhibit to Post-Effective Amendment
                    No. 75 on Form N-1A of Twentieth Century Investors, Inc., File No. 2-14213).

               27.  (a)  Financial Data Schedule for Strategic Allocation:
                         Conservative (filed herewith as EX-27.7.1).

                    (b)  Financial Data Schedule for Strategic Allocation:
                         Moderate (filed herewith as Ex-27.7.2).

                    (c)  Financial Data Schedule for Strategic Allocation:
                         Aggressive (filed herewith as Ex-27.7.3).

ITEM 25.       Persons Controlled by or Under Common Control with Registrant:

                         NONE

ITEM 26.       Number of Holders of Securities:

                                           Number of Record Holders
                                           As of February 28, 1997
                                       Investor  Institutional  Advisor
Title of Series                         Class        Class       Class
---------------                    ---------------------------------------
Strategic Allocation: Conservative      810            0           1
Strategic Allocation: Moderate        2,756            0           1
Strategic Allocation: Aggressive      4,748            0           1

ITEM 27.       Indemnification.

               The Registrant is a Maryland corporation. Section 2-418 of the Maryland General Corporation Law allows a Maryland corporation to indemnity its officers, directors, employees and agents to the extent provided in such statute.

               Article Ninth of the Registrant's Articles of Incorporation,
               Exhibit 1, requires the indemnification of the Registrant's directors and officers to the extent permitted by Section 2-418 of the Maryland General Corporation Law, the Investment Company Act of 1940 and all other applicable laws.

               The Registrant intends to purchase an insurance policy insuring its officers and directors against certain liabilities that such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

ITEM 28.       Business and Other Connections of Investment Advisor.

               American Century Investment Management, Inc., the investment advisor, is engaged in the business of managing investments for registered investment companies, deferred compensation plans and other institutional investors.

ITEM 29   Principal Underwriters.

               (a)  The  Registrant's   distribution  agent,   American  Century
                    Investment Services, Inc., is distribution agent to:

               Capital Preservation Fund, Inc.
               Capital Preservation Fund II, Inc.
               American Century California Tax-Free and Municipal Funds American Century Government Income Trust
               American Century Municipal Trust
               American Century Target Maturities Trust
               Benham Equity Funds
               American Century International Funds
               American Century Investment Trust
               American Century Manager Funds
               TCI Portfolios,  Inc.
               American Century Capital  Portfolios,  Inc.
               American Century Mutual Funds, Inc.
               American Century Premium Reserves,  Inc.
               American Century World Mutual Funds,  Inc.


          (b)             (1)                                 (2)                                (3)
          Name and Principal Business         Positions and Offices with         Positions and Offices with
                           Address*                  Underwriter                        Registrant

          J. Stowers Jr.                      Director, Chairman & President     Director, Chairman
          J. Stowers III                      Director, Chief Executive Officer  Director, President & Chief Executive
                                                                                  Officer
          Dennis von Waaden                   Director                           none
          B. Lyons                            Chief Operating Officer, Executive Executive Vice President, Secretary
                                               Vice President & General Counsel   & General Counsel
          B. Jackson                          Executive Vice President, Chief    Executive Vice President & Chief
                                               Financial Officer & Treasurer      Financial Officer
          G. Snyder                           Executive Vice President           none
          S. Barney                           Senior Vice President              none
          B. Jeter                            Senior Vice President              none
          T. Kmak                             Senior Vice President              none
          J. Rogers                           Senior Vice President              none
          D. Darfler                          Vice President                     none
          S. Dillman                          Vice President                     none
          R. Gernstetter                      Vice President                     none
          D. Hughes                           Vice President                     none
          M. Killen                           Vice President                     none
          D. Larabee                          Vice President                     none
          J. Lopez                            Vice President                     none
          B. Mayhew                           Vice President                     none
          M. Miller                           Vice President                     none
          M. Robinson                         Vice President                     none
          J. Stifler                          Vice President                     none
          D. Swan                             Vice President                     none
          J. Szablewski                       Vice President                     none
          E. Bur                              Chief Accounting Officer           none
          C. Etherington                      Assistant Secretary                Assistant Secretary
          P. Looby                            Assistant Secretary                Vice President & Assistant Secretary
          D. Reinmiller                       Assistant Secretary                Assistant Secretary
          W. Welte                            Assistant Secretary                none
          M. Roepke                           Assistant Treasurer                Vice President,Treasurer &
                                                                                  Chief Accounting Officer

     ----------------
     * All addresses are 4500 Main Street, Kansas City, MO  64111


          (c)       NONE.


ITEM 30.       Location of Accounts and Records.

               All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of Registrant, American Century Services Corporation and American Century Investment Management, Inc., all located at 4500 Main Street, Kansas City, Missouri 64111.

ITEM 31.       Management Services:

                         NONE

ITEM 32.       Undertakings.

               (a)  None.

               (b)  None.

               (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

               (d) The Registrant hereby undertakes that it will, if requested to do so by the holders of at least 10% of the Registrant's outstanding votes, call a meeting of shareholders for the purpose of voting upon the question of the removal of a director and to assist in communication with other shareholders as required by Section 16(c).

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 2 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri on the 26th day of March, 1997.

                                    American Century Strategic Asset
                                    Allocations, Inc.
                                                 (Registrant)
                                    By:  /s/ James E. Stowers III
                                         James E. Stowers III, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                 Title                           Date
*James E. Stowers, Jr.             Chairman of the Board,            March 26, 1997
-------------------------          Director and Principal
James E. Stowers, Jr.              Executive Officer

/s/ James E. Stowers III           President and Director            March 26, 1997
-------------------------
James E. Stowers, III

*Robert T. Jackson                 Executive Vice President-Finance  March 26, 1997
-------------------------          and Principal
Robert T. Jackson                  Financial Officer

*Maryanne Roepke                   Treasurer and Principal           March 26, 1997
-------------------------          Accounting Officer
Maryanne Roepke

*Thomas A. Brown                   Director                          March 26, 1997
-------------------------
Thomas A. Brown

*Robert W. Doering, M.D.           Director                          March 26, 1997
-------------------------
Robert W. Doering, M.D.

*Linsley L. Lundgaard              Director                          March 26, 1997
-------------------------
Linsley L. Lundgaard

*Donald H. Pratt                   Director                          March 26, 1997
-------------------------
Donald H. Pratt

*Lloyd T. Silver, Jr.              Director                          March 26, 1997
-------------------------
Lloyd T. Silver, Jr.

*M. Jeannine Strandjord            Director                          March 26, 1997
-------------------------
M. Jeannine Strandjord

*D. D. (Del) Hock                  Director                          March 26, 1997
-------------------------
D. D. (Del) Hock

*By /s/ James E. Stowers III
      James E. Stowers III
      Attorney-in-Fact